UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Small Cap Index Series of Quantitative Master Series LLC	$91,558,743

Total Investments (Cost - $82,364,944) - 100.0%	91,558,743
Liabilities in Excess of Other Assets - (0.0)%	(63,692)

Net Asset - 100%	$91,495,051

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investment in Securities

Assets

Level 1	—
Level 2	$91,558,743
Level 3	—

Total	$91,558,743

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Advertising Agencies - 0.5%	AMREP Corp. (a)	400	$5,280
	Arbitron, Inc.	8,158	169,360
	Constant Contact, Inc. (a)(b)	8,400	161,700
	DG FastChannel, Inc. (a)	6,300	131,922
	Harte-Hanks, Inc.	12,400	171,492
	Marchex, Inc., Class B	6,700	32,897
	National CineMedia, Inc.	14,270	242,162
	Travelzoo, Inc. (a)	2,300	32,499
	Valassis Communications, Inc. (a)	16,400	293,232
	ValueClick, Inc. (a)	27,880	367,737

			1,608,281

Aerospace - 1.3%	AAR Corp. (a)	12,768	280,130
	AeroVironment, Inc. (a)(b)	4,300	120,787
	Argon ST, Inc. (a)	4,500	85,725
	Astronics Corp. (a)	2,900	27,260
	Ceradyne, Inc. (a)	8,650	158,554
	Cubic Corp.	5,252	207,296
	Curtiss-Wright Corp.	15,168	517,684
	Ducommun, Inc.	3,500	66,185
	Esterline Technologies Corp. (a)	9,441	370,182
	GenCorp, Inc. (a)	18,371	98,469
	Heico Corp.	7,226	313,319
	Herley Industries, Inc. (a)	4,500	58,725
	Kaman Corp., Class A	8,594	188,896
	LMI Aerospace, Inc. (a)	2,800	28,084
	Ladish Co., Inc. (a)	5,400	81,702
	Moog, Inc., Class A (a)	14,613	431,084
	Orbital Sciences Corp. (a)	19,435	290,942
	Teledyne Technologies, Inc. (a)	12,134	436,703
	Triumph Group, Inc.	5,179	248,540

			4,010,267

Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)(b)	10,000	53,400
	Alico, Inc.	1,200	35,268
	The Andersons, Inc.	5,800	204,160
	Cadiz, Inc. (a)	3,800	44,460
	Cal-Maine Foods, Inc. (b)	4,200	112,434
	Calavo Growers, Inc.	3,500	66,430
	China Green Agriculture, Inc. (a)(b)	2,500	29,300
	Fresh Del Monte Produce, Inc. (a)	13,800	312,018
	HQ Sustainable Maritime Industries, Inc. (a)	2,800	24,640
	Sanderson Farms, Inc.	6,450	242,778
	Seaboard Corp.	112	145,602

			1,270,490

Air Transport - 1.0%	Air Transport Services Group, Inc. (a)(b)	17,600	60,896
	AirTran Holdings, Inc. (a)	40,520	253,250

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Alaska Air Group, Inc. (a)(c)	11,998	$321,426
	Allegiant Travel Co. (a)(b)	4,700	179,023
	Atlas Air Worldwide Holdings, Inc. (a)	5,300	169,441
	Bristow Group, Inc. (a)	9,785	290,517
	Hawaiian Holdings, Inc. (a)	17,400	143,724
	JetBlue Airways Corp. (a)	81,400	486,772
	PHI, Inc. (a)	4,500	91,260
	Republic Airways Holdings, Inc. (a)	10,500	97,965
	SkyWest, Inc.	19,300	319,994
	UAL Corp. (a)(b)	46,500	428,730
	US Airways Group, Inc. (a)	51,200	240,640

			3,083,638

Alternative Energy - 0.2%	Clean Energy Fuels Corp. (a)	11,100	159,951
	Comverge, Inc. (a)	6,100	74,481
	EnerNOC, Inc. (a)	4,400	145,904
	Evergreen Energy, Inc. (a)(b)	41,300	25,606
	Green Plains Renewable Energy (a)	3,800	26,980
	Syntroleum Corp. (a)	23,300	62,910
	TGC Industries Inc. (a)	5,200	25,220
	US Geothermal, Inc. (a)	21,000	32,760
	USEC, Inc. (a)	38,759	181,780

			735,592

Aluminum - 0.1%	Century Aluminum Co. (a)	16,000	149,600
	Kaiser Aluminum Corp.	5,200	189,072

			338,672

Asset Management & Custodian - 0.9%	Allied Capital Corp. (b)	59,900	183,893
	American Capital Ltd. (b)	95,300	307,819
	Ampal-American Israel Corp., Class A (a)	5,948	12,074
	Apollo Investment Corp. (b)	52,546	501,814
	Ares Capital Corp.	32,872	362,249
	Calamos Asset Management, Inc., Class A	6,900	90,114
	Capital Southwest Corp.	1,000	76,750
	Cohen & Steers, Inc.	5,800	139,200
	Diamond Hill Investments Group	800	46,376
	Epoch Holding Corp.	3,400	29,750
	Fifth Street Finance Corp.	8,600	93,998
	GAMCO Investors, Inc., Class A	2,596	118,637
	Harris & Harris Group, Inc. (a)	8,700	54,375
	JMP Group, Inc.	5,500	53,130
	Kohlberg Capital Corp.	5,800	34,974
	MCG Capital Corp. (a)	23,900	100,141
	MVC Capital, Inc.	7,400	64,972
	NGP Capital Resources Co.	7,323	53,165
	National Financial Partners Corp.	13,400	116,848
	Oppenheimer Holdings, Inc.	3,400	82,790

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Pzena Investment Management, Inc., Class A	2,600	$21,242
	Resource America, Inc., Class A	3,449	16,590
	TICC Capital Corp.	10,000	50,400
	Teton Advisors, Inc. (a)	53	84
	U.S. Global Investors, Inc.	4,300	53,019
	Virtus Investment Partners, Inc. (a)	2,035	31,766
	Westwood Holdings Group, Inc.	1,800	62,460

			2,758,630

Auto Parts - 0.5%	ATC Technology Corp. (a)	7,043	139,170
	American Axle & Manufacturing Holdings, Inc. (b)	13,000	92,040
	Amerigon, Inc. (a)	7,200	52,920
	ArvinMeritor, Inc.	24,900	194,718
	China Automotive Systems. Inc. (a)	2,200	20,438
	Dana Holding Corp. (a)	31,700	215,877
	Dorman Products, Inc. (a)	3,500	52,570
	Exide Technologies (a)	15,800	125,926
	Fuel Systems Solutions, Inc. (a)(b)	4,300	154,757
	Standard Motor Products, Inc.	5,800	88,160
	Stoneridge, Inc. (a)	5,100	36,108
	Superior Industries International, Inc.	7,899	112,166
	Tenneco, Inc. (a)	16,000	208,640
	U.S. Auto Parts Network, Inc. (a)	2,600	14,170
	Wonder Auto Technology, Inc. (a)	4,900	58,800

			1,566,460

Auto Services - 0.1%	Cooper Tire & Rubber Co.	18,900	332,262
	Titan International, Inc.	10,549	93,886

			426,148

Banks: Diversified - 5.8%	1st Source Corp.	4,984	81,239
	Alliance Financial Corp.	1,600	43,280
	American National Bankshares, Inc.	1,900	41,458
	Ameris Bancorp	4,635	33,143
	Ames National Corp.	2,100	50,631
	Arrow Financial Corp.	3,090	84,326
	Auburn National Bancorporation	700	17,080
	Bancfirst Corp.	2,090	77,184
	The Bancorp, Inc. (a)	5,200	29,744
	Banco Latinoamericana De Comercio Exterior SA	9,200	130,824
	Bancorp Rhode Island, Inc.	1,200	29,976
	Bank of Kentucky Financial Corp.	1,000	21,160
	Bank of Marin Bancorp	2,000	62,660
	Bank of the Ozarks, Inc.	4,200	111,426
	Banner Corp.	5,313	14,504
	Bar Harbor Bankshares	1,200	40,800
	Boston Private Financial Holdings, Inc.	23,733	154,502
	Bridge Bancorp, Inc. (b)	2,300	55,959

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Bryn Mawr Bank Corp.	2,100	$36,687
	CNB Financial Corp.	2,800	48,076
	CVB Financial Corp. (b)	27,165	206,182
	California First National Bancorp	400	4,428
	Camden National Corp.	2,600	85,904
	Cape Bancorp, Inc. (a)	3,600	27,648
	Capital City Bank Group, Inc. (b)	3,921	55,678
	Cardinal Financial Corp.	9,500	78,185
	Cathay General Bancorp (b)	16,744	135,459
	Center Bancorp, Inc.	4,045	30,459
	Centerstate Banks, Inc.	4,900	38,661
	Central Pacific Financial Corp.	9,548	24,061
	Century Bancorp, Inc., Class A	1,500	32,550
	Chemical Financial Corp.	6,848	149,218
	Chicopee Bancorp, Inc. (a)	2,000	26,420
	Citizens & Northern Corp.	3,000	44,370
	Citizens Banking Corp. (a)(b)	39,887	30,314
	Citizens Holding Co.	1,500	39,690
	City Holding Co.	5,393	160,765
	CoBiz Financial, Inc.	7,926	39,471
	Columbia Banking System, Inc.	8,641	143,009
	Community Bank System, Inc.	11,100	202,797
	Community Trust Bancorp, Inc.	5,123	134,069
	Danvers Bancorp, Inc.	4,700	63,873
	Eagle Bancorp, Inc. (a)	3,900	37,362
	East-West Bancorp, Inc.	29,900	248,170
	Enterprise Bancorp, Inc.	2,200	28,160
	Enterprise Financial Services Corp.	3,600	33,300
	F.N.B. Corp.	36,897	262,338
	Farmers Capital Bank Corp.	2,200	39,336
	Financial Institutions, Inc.	3,600	35,892
	First Bancorp, Inc.	2,900	53,940
	First Bancorp, North Carolina	4,736	85,485
	First BanCorp, Puerto Rico (b)	28,000	85,400
	First Busey Corp. (b)	8,414	39,546
	First Commonwealth Financial Corp.	28,440	161,539
	First Community Bancshares, Inc.	3,994	50,404
	First Financial Bancorp	15,787	190,233
	First Financial Bankshares, Inc.	7,153	353,787
	First Financial Corp. (b)	4,144	126,972
	First Merchants Corp.	7,146	49,808
	First Midwest Bancorp, Inc.	16,400	184,828
	The First of Long Island Corp.	2,100	55,839
	First South Bancorp, Inc.	2,800	32,200
	FirstMerit Corp.	26,429	502,944

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	German American Bancorp, Inc.	4,200	$65,142
	Glacier Bancorp, Inc. (b)	20,864	311,708
	Guaranty Bancorp (a)	17,800	26,344
	Hampton Roads Bankshares, Inc. (b)	5,900	16,992
	Hancock Holding Co.	7,854	295,075
	Harleysville National Corp.	14,536	77,477
	Heartland Financial USA, Inc. (b)	4,300	63,425
	Home Bancshares, Inc.	5,060	110,915
	IBERIABANK Corp.	6,650	302,974
	Independent Bank Corp./MA	6,845	151,480
	International Bancshares Corp. (b)	18,010	293,743
	Investors Bancorp, Inc. (a)	15,200	161,272
	Lakeland Bancorp, Inc.	6,705	50,287
	Lakeland Financial Corp.	4,000	82,600
	MB Financial, Inc.	15,983	335,164
	MainSource Financial Group, Inc.	6,819	46,369
	Merchants Bancshares, Inc.	1,900	40,584
	Meridian Interstate Bancorp, Inc. (a)	3,000	25,500
	Metro Bancorp, Inc. (a)	1,700	20,689
	Midsouth Bancorp, Inc.	1,900	25,080
	NASB Financial, Inc.	1,200	31,560
	NBT Bancorp, Inc.	11,513	259,503
	Nara Bancorp, Inc.	7,800	54,210
	National Bankshares, Inc. (b)	2,600	66,170
	National Penn Bancshares, Inc.	39,665	242,353
	Northeast Community Bancorp	1,700	12,546
	Northrim Bancorp Inc.	2,500	38,125
	Norwood Financial Corp.	600	18,660
	Ohio Valley Banc Corp.	1,300	34,450
	Old National Bancorp	27,495	307,944
	Old Point Financial Corp.	600	9,996
	Old Second Bancorp, Inc. (b)	4,622	26,484
	Oriental Financial Group	8,218	104,369
	Orrstown Financial Service, Inc. (b)	1,900	73,416
	Pacific Capital Bancorp (b)	11,962	17,225
	Pacific Continental Corp.	4,000	42,120
	PacWest Bancorp	8,111	154,515
	Park National Corp. (b)	3,715	216,733
	Peapack-Gladstone Financial Corp.	2,920	46,895
	Penns Woods Bancorp, Inc.	1,200	38,412
	Peoples Bancorp, Inc.	3,510	45,806
	Peoples Financial Corp.	1,700	31,637
	Pinnacle Financial Partners, Inc. (a)	10,500	133,455
	Porter Bancorp, Inc.	1,300	21,190
	Premierwest Bancorp	6,865	18,604

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PrivateBancorp, Inc.	11,996	$293,422
	Prosperity Bancshares, Inc.	15,500	539,245
	Provident Financial Services, Inc.	20,158	207,426
	Renasant Corp.	7,198	106,890
	Republic Bancorp, Inc., Class A	3,054	60,958
	Republic First Bancorp, Inc. (a)	3,000	13,620
	Rockville Financial, Inc.	2,800	30,100
	Roma Financial Corp.	2,700	33,561
	S&T Bancorp, Inc. (b)	7,963	103,200
	SCBT Financial Corp.	3,863	108,550
	SVB Financial Group (a)(b)	10,600	458,662
	SY Bancorp, Inc.	3,630	83,817
	Sandy Spring Bancorp, Inc.	5,514	89,768
	Santander BanCorp (a)	1,203	11,729
	Shore Bancshares, Inc.	2,800	46,844
	Sierra Bancorp	2,500	30,025
	Signature Bank (a)	13,000	377,000
	Simmons First National Corp., Class A	4,700	135,407
	Smithtown Bancorp, Inc.	4,700	54,238
	The South Financial Group, Inc.	51,500	75,705
	Southside Bancshares, Inc.	4,166	93,818
	Southwest Bancorp, Inc.	4,900	68,796
	State Bancorp, Inc.	4,900	41,405
	StellarOne Corp.	7,700	113,575
	Sterling Bancorp	6,116	44,158
	Sterling Bancshares, Inc.	27,814	203,320
	Sterling Financial Corp.	17,743	35,486
	Suffolk Bancorp	3,200	94,752
	Sun Bancorp, Inc. (a)	4,614	24,362
	Susquehanna Bancshares, Inc.	29,156	171,729
	Texas Capital Bancshares, Inc. (a)	12,361	208,159
	Tompkins Trustco, Inc. (b)	2,940	128,478
	Tower Bancorp, Inc.	1,100	28,897
	Towne Bank (b)	7,100	90,525
	Trico Bancshares	4,578	75,079
	TrustCo Bank Corp. NY	25,861	161,631
	Trustmark Corp. (b)	19,827	377,704
	UCBH Holdings, Inc. (b)	39,100	31,280
	UMB Financial Corp.	10,852	438,855
	Umpqua Holdings Corp.	27,480	291,288
	Union Bankshares Corp. (b)	4,950	61,628
	United Bankshares, Inc. (b)	13,200	258,588
	United Community Banks, Inc. (a)(b)	14,578	72,891
	United Security Bancshares (b)	2,300	51,037
	Univest Corp. of Pennsylvania	4,850	105,099

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Washington Banking Co.	3,800	$35,188
	Washington Trust Bancorp, Inc.	4,700	82,344
	Webster Financial Corp.	22,000	274,340
	WesBanco, Inc.	7,463	115,378
	West Bancorp., Inc.	5,600	27,776
	Westamerica Bancorp. (b)	9,783	508,716
	Western Alliance Bancorp (a)	16,100	101,591
	Wilber Corp.	1,700	14,280
	Wilshire Bancorp, Inc.	6,500	47,710
	Wintrust Financial Corp.	7,600	212,496
	Yardkin Valley Financial Corp.	5,400	25,218

			17,702,295

Banks: Savings, Thrift & Mortgage Lending - 1.0%	Abington Bancorp, Inc.	7,380	57,121
	Astoria Financial Corp.	29,500	325,680
	Bank Mutual Corp.	16,038	141,776
	BankFinancial Corp.	6,700	64,186
	Beneficial Mutual Bancorp, Inc. (a)	10,900	99,517
	Berkshire Hills Bancorp, Inc.	4,500	98,730
	Brookline Bancorp, Inc.	20,687	201,078
	Brooklyn Federal Bancorp, Inc.	1,500	18,300
	Clifton Savings Bancorp, Inc.	2,900	28,420
	Dime Community Bancshares, Inc.	9,449	108,002
	Doral Financial Corp. (a)	1,900	7,030
	ESB Financial Corp.	2,900	38,831
	ESSA Bancorp, Inc.	5,200	68,692
	First Defiance Financial Corp.	3,100	46,221
	First Financial Holdings, Inc.	4,026	64,295
	First Financial Northwest, Inc.	6,700	38,994
	First Financial Service Corp.	1,700	22,899
	Flagstar Bancorp, Inc. (a)	22,650	23,329
	Flushing Financial Corp.	8,675	98,895
	Fox Chase Bancorp, Inc. (a)	1,900	19,038
	Great Southern Bancorp, Inc. (b)	3,300	78,243
	Heritage Financial Corp.	2,300	30,245
	Heritage Financial Group	1,300	10,764
	Home Bancorp, Inc. (a)	2,800	34,076
	Home Federal Bancorp, Inc.	5,400	61,668
	K Fed Bancorp	1,100	9,922
	Kearny Financial Corp.	5,600	58,352
	Kentucky First Federal Banco	1,600	19,984
	Legacy Bancorp, Inc./MA	2,300	24,150
	NewAlliance Bancshares, Inc.	33,800	361,660
	Northfield Bancorp, Inc.	6,100	78,080
	Northwest Bancorp, Inc.	5,667	129,434
	OceanFirst Financial Corp.	3,100	35,960

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ocwen Financial Corp. (a)	17,865	$202,232
	Oritani Financial Corp.	2,900	39,556
	Provident New York Bancorp	10,889	103,990
	Prudential Bancorp, Inc. of Pennsylvania	1,900	19,076
	Territorial BanCorp., Inc. (a)	3,800	59,584
	United Financial Bancorp, Inc.	5,800	67,164
	ViewPoint Financial Group	3,216	45,153
	WSFS Financial Corp.	2,091	55,704
	Waterstone Financial, Inc. (a)	1,900	9,614
	Westfield Financial, Inc.	10,512	89,037

			3,194,682

Beverage: Brewers & Distillers - 0.0%	Boston Beer Co., Inc., Class A (a)	2,600	96,408

Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	1,487	72,015
	Diedrich Coffee Inc. (a)	900	21,645
	Farmer Bros. Co.	2,020	41,814
	Heckmann Corp. (a)	28,100	128,698
	National Beverage Corp. (a)	2,928	33,701
	Peet’s Coffee & Tea, Inc. (a)	3,300	93,159

			391,032

Biotechnology - 3.9%	AMAG Pharmaceuticals, Inc. (a)(c)	5,360	234,125
	ARYx Therapeutics, Inc. (a)	6,500	20,345
	AVI BioPharma, Inc. (a)(b)	28,600	49,192
	Accelrys, Inc. (a)	9,100	52,780
	Acorda Therapeutics, Inc. (a)	12,900	300,312
	Affymax, Inc. (a)	4,300	102,727
	Albany Molecular Research, Inc. (a)	7,887	68,301
	Allos Therapeutics, Inc. (a)	19,100	138,475
	Alnylam Pharmaceuticals, Inc. (a)	12,200	276,696
	Amicus Therapeutics, Inc. (a)	5,600	49,000
	Arena Pharmaceuticals, Inc. (a)(b)	28,400	126,948
	Ariad Pharmaceuticals, Inc. (a)	32,119	71,304
	Arqule, Inc. (a)	13,600	61,744
	Array Biopharma, Inc. (a)	16,000	38,080
	Biodel, Inc. (a)	5,400	28,998
	BioDelivery Sciences International Inc. (a)	3,800	18,240
	BioMimetic Therapeutics, Inc. (a)	4,122	50,330
	Cardium Therapeutics, Inc. (a)	12,800	20,736
	Celera Corp. (a)	27,300	170,079
	Cell Therapeutics, Inc. (a)(b)	172,800	212,544
	Celldex Therapeutics, Inc. (a)	3,000	16,470
	Cepheid, Inc. (a)	19,600	259,112
	Chelsea Therapeutics International, Inc. (a)	8,800	22,088
	Clinical Data, Inc. (a)	3,798	63,313
	Cornerstone Therapeutics, Inc. (a)	2,000	13,100
	Cubist Pharmaceuticals, Inc. (a)	19,567	395,253

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Curis, Inc. (a)	19,600	$45,864
	Cypress Bioscience, Inc. (a)	12,900	105,393
	Cytokinetics, Inc. (a)	12,700	67,183
	Cytori Therapeutics, Inc. (a)(b)	9,100	35,945
	Discovery Laboratories, Inc. (a)	30,800	41,888
	Dyax Corp. (a)	20,300	72,877
	Emergent Biosolutions, Inc. (a)	5,800	102,428
	Enzo Biochem, Inc. (a)	10,695	75,721
	Enzon Pharmaceuticals, Inc. (a)(b)	15,300	126,225
	Exelixis, Inc. (a)	36,818	234,899
	Facet Biotech Corp. (a)	7,780	134,516
	GTx, Inc. (a)(b)	6,200	79,360
	Genomic Health, Inc. (a)	4,600	100,556
	Geron Corp. (a)(b)	30,129	197,646
	Halozyme Therapeutics, Inc. (a)	21,600	153,576
	Harvard Bioscience, Inc. (a)	9,500	36,005
	Hemispherx Biopharma, Inc. (a)(b)	39,000	78,000
	Human Genome Sciences, Inc. (a)(b)	53,800	1,012,516
	Idenix Pharmaceuticals, Inc. (a)	8,400	25,956
	Idera Pharmaceuticals, Inc. (a)	7,300	54,093
	ImmunoGen, Inc. (a)	17,700	143,547
	Immunomedics, Inc. (a)	20,300	112,056
	Incyte Corp. (a)(b)	25,024	168,912
	Insmed, Inc. (a)	41,300	33,866
	InterMune, Inc. (a)	12,714	202,534
	Kensey Nash Corp. (a)	2,800	81,060
	Lexicon Genetics, Inc. (a)	27,000	57,510
	Life Sciences Research, Inc. (a)	3,100	24,676
	Ligand Pharmaceuticals, Inc., Class B (a)	39,700	91,707
	MannKind Corp. (a)(b)	18,150	178,778
	Martek Biosciences Corp. (a)	11,200	253,008
	Maxygen, Inc. (a)	8,401	56,203
	Medivation, Inc. (a)(b)	9,800	265,972
	Metabolix, Inc. (a)	6,400	65,792
	Micromet, Inc. (a)(b)	17,800	118,548
	Molecular Insight Pharmaceuticals, Inc. (a)(b)	5,800	32,074
	Momenta Pharmaceuticals, Inc. (a)	12,300	130,503
	Myriad Pharmaceuticals, Inc. (a)	6,275	36,772
	NPS Pharmaceuticals, Inc. (a)	16,100	64,722
	Nabi Biopharmaceuticals (a)	17,354	62,301
	Nanosphere, Inc. (a)	3,500	25,060
	Nektar Therapeutics (a)	31,300	304,862
	Neurocrine Biosciences, Inc. (a)	13,200	40,260
	Neurogesx, Inc. (a)	4,100	32,800
	Novavax, Inc. (a)(b)	19,600	77,616

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OncoGenex Pharmaceutical, Inc. (a)	1,300	$46,800
	Onyx Pharmaceuticals, Inc. (a)	20,020	599,999
	Opko Health, Inc. (a)	14,500	33,060
	Orexigen Therapeutics, Inc. (a)	7,800	76,830
	Osiris Therapeutics, Inc. (a)(b)	5,500	36,630
	OxiGene, Inc. (a)	11,100	15,762
	PDL BioPharma, Inc.	37,600	296,288
	Pharmasset, Inc. (a)	6,800	143,752
	Poniard Pharmaceuticals, Inc. (a)	8,600	64,328
	Progenics Pharmaceuticals, Inc. (a)	9,000	47,160
	Protalix BioTherapeutics, Inc. (a)	12,560	103,746
	RTI Biologics, Inc. (a)	17,900	77,865
	Regeneron Pharmaceuticals, Inc. (a)	21,219	409,527
	Repligen Corp. (a)	10,400	52,104
	Repros Therapeutics, Inc. (a)	2,900	2,610
	Rigel Pharmaceuticals, Inc. (a)	15,270	125,214
	Sangamo Biosciences, Inc. (a)(b)	13,900	114,119
	Savient Pharmaceuticals, Inc. (a)	19,428	295,306
	Seattle Genetics, Inc. (a)	26,800	376,004
	Sequenom, Inc. (a)(b)	17,300	55,879
	StemCells, Inc. (a)	33,300	54,279
	Sucampo Pharmaceuticals, Inc., Class A (a)	3,100	18,073
	Synta Pharmaceuticals Corp. (a)	5,500	17,050
	Theravance, Inc. (a)	18,000	263,520
	Vanda Pharmaceuticals, Inc. (a)	8,800	102,432
	ViroPharma, Inc. (a)	26,200	252,044
	ZymoGenetics, Inc. (a)	12,500	75,500

			12,057,959

Building Materials - 0.9%	Acuity Brands, Inc.	14,160	456,094
	Ameron International Corp.	2,800	195,944
	BlueLinx Holdings, Inc. (a)	3,500	14,035
	Builders FirstSource, Inc. (a)(b)	5,400	23,544
	Gibraltar Industries, Inc.	9,134	121,208
	Griffon Corp. (a)	14,155	142,541
	Headwaters, Inc. (a)	14,546	56,293
	LSI Industries, Inc.	6,312	41,975
	Louisiana-Pacific Corp. (a)	35,100	234,117
	NCI Building Systems, Inc. (a)(b)	3,568	11,418
	Orion Energy Systems, Inc. (a)	5,600	17,528
	Quanex Building Products Corp.	12,710	182,516
	Simpson Manufacturing Co., Inc. (b)	13,232	334,240
	Texas Industries, Inc. (b)	7,705	323,533
	Trex Co., Inc. (a)	5,209	94,804
	Watsco, Inc.	8,565	461,739

			2,711,529

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Building: Climate Control - 0.1%	Aaon, Inc.	3,550	$71,284
	Comfort Systems USA, Inc.	13,300	154,147
	Interline Brands, Inc. (a)	11,000	185,350

			410,781

Building: Roofing, Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)	15,550	248,489

Cable Television Services - 0.1%	Knology, Inc. (a)	9,500	92,625
	Mediacom Communications Corp., Class A (a)	13,400	77,184

			169,809

Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	8,600	135,708
	Bally Technologies, Inc. (a)	18,300	702,171
	Dover Downs Gaming & Entertainment, Inc.	4,805	27,389
	Isle of Capri Casinos, Inc. (a)	5,375	63,371
	Lakes Entertainment, Inc. (a)	7,100	23,856
	Monarch Casino & Resort, Inc. (a)	3,000	32,280
	Multimedia Games, Inc. (a)	9,800	50,176
	Pinnacle Entertainment, Inc. (a)	20,294	206,796
	Shuffle Master, Inc. (a)	18,200	171,444
	Youbet.com, Inc. (a)	9,300	19,530

			1,432,721

Cement - 0.0%	U.S. Concrete, Inc. (a)	11,300	19,549

Chemicals: Diversified - 1.7%	Aceto Corp.	8,400	55,440
	American Vanguard Corp.	6,333	52,627
	Arch Chemicals, Inc.	8,656	259,593
	Balchem Corp.	6,200	163,060
	Calgon Carbon Corp. (a)	17,601	261,023
	Hawkins, Inc.	2,300	53,728
	ICO, Inc. (a)	9,300	43,431
	Innophos Holdings, Inc.	5,890	108,965
	Innospec, Inc.	8,000	118,000
	LSB Industries, Inc. (a)	5,800	90,306
	Landec Corp. (a)	9,500	60,800
	NewMarket Corp.	3,200	297,728
	OM Group, Inc. (a)	9,900	300,861
	Olin Corp.	25,014	436,244
	Omnova Solutions, Inc. (a)	13,200	85,536
	PolyOne Corp. (a)	31,267	208,551
	Polypore International, Inc. (a)	8,100	104,571
	Quaker Chemical Corp.	3,700	81,141
	Rockwood Holdings, Inc. (a)	16,900	347,633
	Schulman A, Inc.	7,506	149,595
	Sensient Technologies Corp.	16,457	457,011
	ShengdaTech, Inc. (a)	9,500	60,420
	Solutia, Inc. (a)	38,485	445,656
	Stepan Co.	2,655	159,512

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	W.R. Grace & Co. (a)	23,400	$508,716
	Westlake Chemical Corp.	6,500	167,050
	Zep, Inc.	7,280	118,300

			5,195,498

Coal - 0.2%	International Coal Group, Inc. (a)	29,300	118,079
	James River Coal Co. (a)	8,600	164,346
	Patriot Coal Corp. (a)(b)	23,600	277,536
	Westmoreland Coal Co. (a)	3,300	26,829

			586,790

Commercial Finance & Mortgage Companies - 0.1%	Financial Federal Corp.	9,000	222,120
	Medallion Financial Corp.	5,000	41,800
	NewStar Financial, Inc. (a)	8,100	26,649

			290,569

Commercial Services - 3.1%	ABM Industries, Inc.	15,370	323,385
	AMN Healthcare Services, Inc. (a)	11,305	107,511
	APAC Customer Services, Inc. (a)	9,300	54,963
	Administaff, Inc.	7,161	188,119
	The Advisory Board Co. (a)	5,300	133,242
	Barrett Business Services, Inc.	2,400	25,392
	CBIZ, Inc. (a)	14,853	110,803
	CDI Corp.	4,201	59,024
	COMSYS IT Partners, Inc. (a)	4,900	31,360
	CRA International, Inc. (a)	3,200	87,328
	CoStar Group, Inc. (a)	6,750	278,235
	Compass Diversified Holdings	7,900	82,713
	Cornell Cos., Inc. (a)	3,400	76,296
	Corporate Executive Board Co.	10,900	271,410
	Cross Country Healthcare, Inc. (a)	10,400	96,824
	Diamond Management & Technology Consultants, Inc.	7,400	50,690
	Dice Holdings, Inc. (a)	4,900	32,144
	DynCorp. International, Inc. (a)	8,300	149,400
	ExlService Holdings, Inc. (a)	5,100	75,786
	Exponent, Inc. (a)	4,604	129,695
	First Advantage Corp., Class A (a)	3,400	63,070
	Forrester Research, Inc. (a)	5,281	140,686
	G&K Services, Inc., Class A	6,277	139,098
	GP Strategies Corp. (a)	4,800	35,952
	The Geo Group, Inc. (a)	16,300	328,771
	Global Sources Ltd. (a)	5,397	37,077
	Health Grades, Inc. (a)	7,400	36,630
	Healthcare Services Group, Inc.	14,637	268,735
	Heidrick & Struggles International, Inc.	5,058	117,649
	Huron Consulting Group, Inc. (a)	6,700	173,061
	ICF International, Inc. (a)	3,100	93,992
	ICT Group, Inc. (a)	2,900	30,450

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Innodata Corp. (a)	5,800	$46,110
	inVentiv Health, Inc. (a)	11,300	189,049
	Kelly Services, Inc., Class A	8,768	107,846
	Kforce, Inc. (a)	10,000	120,200
	Korn/Ferry International (a)	15,368	224,219
	Liquidity Services, Inc. (a)	4,900	50,568
	LoopNet, Inc. (a)	6,300	56,952
	MAXIMUS, Inc.	5,404	251,826
	MPS Group, Inc. (a)	31,305	329,329
	Mac-Gray Corp. (a)	4,200	45,276
	Navigant Consulting, Inc. (a)	16,723	225,760
	On Assignment, Inc. (a)	12,000	70,200
	PHH Corp. (a)(b)	18,364	364,342
	Primoris Services Corp.	2,400	17,304
	Resources Connection, Inc. (a)	15,132	258,152
	Rollins, Inc.	14,853	279,979
	SYKES Enterprises, Inc. (a)	11,761	244,864
	Schawk, Inc.	5,100	59,517
	Spherion Corp. (a)	17,529	108,855
	Standard Parking Corp. (a)	2,600	45,474
	Startek, Inc. (a)	4,500	39,060
	TeleTech Holdings, Inc. (a)	10,589	180,648
	Tetra Tech, Inc. (a)	19,331	512,851
	TrueBlue, Inc. (a)	14,822	208,546
	Unifirst Corp.	4,700	208,915
	Viad Corp.	7,000	139,370
	Volt Information Sciences, Inc. (a)	4,038	49,344
	Watson Wyatt Worldwide, Inc.	13,915	606,137
	World Fuel Services Corp.	9,700	466,279

			9,336,463

Commercial Services: Rental & Leasing - 0.4%	Aircastle Ltd.	15,900	153,753
	CAI International, Inc. (a)	3,000	22,110
	Electro Rent Corp.	6,053	69,731
	H&E Equipment Services, Inc. (a)	8,900	100,837
	McGrath RentCorp	8,110	172,500
	Mobile Mini, Inc. (a)	12,342	214,257
	RSC Holdings, Inc. (a)	15,900	115,593
	TAL International Group, Inc.	4,900	69,678
	United Rentals, Inc. (a)	20,300	209,090
	Willis Lease Finance Corp. (a)	2,000	27,340

			1,154,889

Commercial Vehicles & Parts - 0.1%	Force Protection, Inc. (a)	23,700	129,402
	Miller Industries, Inc. (a)	3,600	39,600
	Modine Manufacturing Co.	11,094	102,841
	Spartan Motors, Inc.	10,900	56,026

			327,869

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Communications Technology - 3.0%	3Com Corp. (a)	125,700	$657,411
	AboveNet, Inc. (a)	3,800	185,288
	Acme Packet, Inc. (a)	13,600	136,136
	Adtran, Inc.	17,600	432,080
	Airvana, Inc. (a)	7,100	48,067
	Anaren, Inc. (a)	4,022	68,374
	Anixter International, Inc. (a)	9,472	379,922
	Aruba Networks, Inc. (a)	20,400	180,336
	Avocent Corp. (a)	14,550	294,928
	Bel Fuse, Inc.	3,459	65,825
	BigBand Networks, Inc. (a)	11,100	44,511
	Black Box Corp.	5,588	140,203
	Comtech Telecommunications Corp. (a)	8,825	293,166
	Digi International, Inc. (a)	8,400	71,568
	DigitalGlobe, Inc. (a)	5,200	116,324
	EMS Technologies, Inc. (a)	5,200	108,264
	Echelon Corp. (a)(b)	11,513	148,172
	Emulex Corp. (a)	26,500	272,685
	Extreme Networks, Inc. (a)	30,100	84,280
	GSI Technology, Inc. (a)	5,500	21,945
	GeoEye, Inc. (a)	5,600	150,080
	Globecomm Systems, Inc. (a)	7,000	50,890
	Harmonic, Inc. (a)	32,396	216,405
	Harris Stratex Networks, Inc., Class A (a)	18,150	127,050
	Hughes Communications, Inc. (a)	2,900	87,986
	Infinera Corp. (a)	27,900	221,805
	InterDigital, Inc. (a)(b)	14,000	324,240
	Ixia (a)	9,729	66,741
	KVH Industries, Inc. (a)	4,300	42,957
	Loral Space & Communications Ltd. (a)	3,600	98,928
	NETGEAR, Inc. (a)	11,700	214,695
	Network Equipment Technologies, Inc. (a)	10,900	78,807
	Novatel Wireless, Inc. (a)	9,200	104,512
	Oplink Communications, Inc. (a)	6,902	100,217
	PC-Tel, Inc. (a)	6,500	40,625
	Plantronics, Inc.	16,399	439,657
	Polycom, Inc. (a)	27,100	724,925
	Power-One, Inc. (a)	26,000	50,700
	Riverbed Technology, Inc. (a)	17,600	386,496
	SeaChange International, Inc. (a)	10,200	76,500
	Shoretel, Inc. (a)	13,909	108,629
	Sonus Networks, Inc. (a)	69,800	147,976
	Starent Networks Corp. (a)(b)	12,500	317,750
	Switch and Data Facilities Co., Inc. (a)	6,800	92,548
	Sycamore Networks, Inc. (a)	66,800	201,736

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Syniverse Holdings, Inc. (a)	23,000	$402,500
	Tekelec (a)	22,400	368,032
	Viasat, Inc. (a)	9,001	239,247

			9,232,119

Computer Services Software & Systems - 7.0%	3PAR, Inc. (a)	9,000	99,270
	ACI Worldwide, Inc. (a)(c)	11,785	178,307
	AMICAS, Inc. (a)	10,900	39,240
	ActivIdentity Corp. (a)	17,500	48,475
	Actuate Corp. (a)	15,100	87,278
	Acxiom Corp.	22,800	215,688
	American Reprographics Co. (a)	12,300	117,096
	American Software, Class A	7,700	50,281
	ArcSight, Inc. (a)	5,700	137,199
	Ariba, Inc. (a)	30,080	348,928
	Art Technology Group, Inc. (a)	42,900	165,594
	AsiaInfo Holdings, Inc. (a)	9,700	193,709
	Avid Technology, Inc. (a)	10,000	140,900
	Blackbaud, Inc.	14,826	343,963
	Blackboard, Inc. (a)	10,500	396,690
	Blue Coat Systems, Inc. (a)	13,200	298,188
	Bottomline Technologies, Inc. (a)	9,000	116,100
	CACI International, Inc., Class A (a)	9,600	453,792
	CSG Systems International, Inc. (a)	11,900	190,519
	Callidus Software, Inc. (a)	9,800	29,498
	China Information Security Technology, Inc. (a)	9,100	50,414
	China Transinfo Technology (a)	2,900	27,434
	Chordiant Software, Inc. (a)	10,240	39,834
	Ciber, Inc. (a)	24,602	98,408
	CommVault Systems, Inc. (a)	14,200	294,650
	Compellent Technologies, Inc. (a)	5,900	106,495
	Computer Task Group, Inc. (a)	5,800	47,038
	ComScore, Inc. (a)	7,600	136,876
	Concur Technologies, Inc. (a)	13,300	528,808
	DealerTrack Holdings, Inc. (a)	13,100	247,721
	Delrek, Inc. (a)	4,829	37,135
	DemandTec, Inc. (a)	6,800	60,044
	Digital River, Inc. (a)	12,300	495,936
	DivX, Inc. (a)	11,800	64,428
	Double-Take Software, Inc. (a)	5,800	59,102
	EPIQ Systems, Inc. (a)	10,517	152,497
	EarthLink, Inc.	33,100	278,371
	Ebix, Inc. (a)	2,000	110,720
	eLoyalty Corp. (a)	2,800	22,428
	Epicor Software Corp. (a)	15,200	96,824
	ePlus, Inc. (a)	1,100	17,105

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	FalconStor Software, Inc. (a)	12,009	$59,685
	GSE Systems, Inc. (a)	5,800	36,076
	GSI Commerce, Inc. (a)	8,700	167,997
	Gartner, Inc., Class A (a)	20,079	366,843
	The Hackett Group, Inc. (a)	13,000	37,700
	i2 Technologies, Inc. (a)	5,200	83,408
	iGate Corp.	7,400	63,492
	Imergent, Inc.	2,200	17,336
	infoGROUP, Inc.	10,961	76,837
	Informatica Corp. (a)	28,100	634,498
	Infospace, Inc. (a)	11,800	91,332
	Integral Systems, Inc. (a)	4,082	28,166
	Interactive Intelligence, Inc. (a)	4,200	80,262
	Internap Network Services Corp. (a)	17,090	54,859
	Internet Brands, Inc., Class A (a)	9,800	78,204
	Internet Capital Group, Inc. (a)	12,400	103,664
	JDA Software Group, Inc. (a)	8,908	195,442
	Kenexa Corp. (a)	7,600	102,448
	Keynote Systems, Inc. (a)	4,200	39,606
	Lawson Software, Inc. (a)	46,000	287,040
	Limelight Networks, Inc. (a)	9,600	38,976
	Lionbridge Technologies, Inc. (a)	21,700	56,420
	LivePerson, Inc. (a)	13,200	66,528
	LogMeIn, Inc. (a)	2,300	42,113
	MSC.Software Corp. (a)	14,300	120,263
	Manhattan Associates, Inc. (a)	8,039	162,388
	Mantech International Corp., Class A (a)	6,900	325,404
	Mentor Graphics Corp. (a)	32,300	300,713
	Mercury Computer Systems, Inc. (a)	7,756	76,474
	MicroStrategy, Inc., Class A (a)	2,800	200,312
	Moduslink Global Solutions, Inc. (a)	15,480	125,233
	Monotype Imaging Holdings, Inc. (a)	8,000	67,280
	NCI, Inc., Class A (a)	2,200	63,052
	NIC, Inc.	17,700	157,353
	Ness Technologies, Inc. (a)	13,100	103,359
	NetScout Systems, Inc. (a)	7,900	106,729
	NetSuite, Inc. (a)	5,400	82,620
	Omniture, Inc. (a)	22,802	488,875
	OpenTable, Inc. (a)	1,000	27,560
	OpenTV Corp. (a)	28,700	39,606
	Openwave Systems, Inc. (a)	29,900	77,740
	Opnet Technologies, Inc.	4,122	45,053
	PAR Technology Corp. (a)	2,700	17,226
	PROS Holdings, Inc. (a)	6,100	51,362
	Parametric Technology Corp. (a)	38,960	538,427

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Pegasystems, Inc.	4,600	$158,838
	Perficient, Inc. (a)	9,700	80,219
	Perot Systems Corp., Class A (a)	29,400	873,180
	Pervasive Software Inc. (a)	4,700	23,265
	Phoenix Technologies Ltd. (a)	9,800	35,770
	Progress Software Corp. (a)	13,708	310,486
	QAD, Inc.	3,900	17,745
	Quest Software, Inc. (a)	19,300	325,205
	Rackspace Hosting, Inc. (a)	22,300	380,438
	Radiant Systems, Inc. (a)	9,300	99,882
	RealNetworks, Inc. (a)	28,500	106,020
	RightNow Technologies, Inc. (a)	7,000	101,080
	SAVVIS, Inc. (a)	12,480	197,434
	SPSS, Inc. (a)	5,889	294,156
	SRA International, Inc., Class A (a)	14,100	304,419
	SYNNEX Corp. (a)	6,400	195,072
	Saba Software, Inc. (a)	7,600	31,996
	Sapient Corp. (a)	29,092	233,900
	Smith Micro Software, Inc. (a)	9,100	112,476
	SolarWinds, Inc. (a)	3,900	85,917
	Solera Holdings, Inc.	23,400	727,974
	SonicWALL, Inc. (a)	18,141	152,384
	Sourcefire, Inc. (a)	7,785	167,144
	Stanley, Inc. (a)	4,000	102,880
	SuccessFactors, Inc. (a)	12,300	173,061
	Support.com Inc. (a)	15,700	37,680
	Synchronoss Technologies, Inc. (a)	6,800	84,796
	Syntel, Inc.	4,283	204,428
	TIBCO Software, Inc. (a)	56,500	536,185
	TNS, Inc. (a)	8,500	232,900
	Taleo Corp., Class A (a)	10,800	244,512
	TechTarget, Inc. (a)	3,900	22,230
	TeleCommunication Systems, Inc., Class A (a)	12,700	106,172
	Terremark Worldwide, Inc. (a)	18,160	112,955
	Tier Technologies, Inc., Class B (a)	5,600	47,488
	Tyler Technologies, Inc. (a)	10,200	174,318
	Ultimate Software Group, Inc. (a)	8,300	238,376
	Unica Corp. (a)	4,200	32,004
	Unisys Corp. (a)(b)	125,800	335,886
	United Online, Inc.	27,828	223,737
	VASCO Data Security International, Inc. (a)	9,000	66,780
	VeriFone Holdings, Inc. (a)	24,500	389,305
	Virtusa Corp. (a)	4,100	38,909
	Web.Com Group, Inc. (a)	9,500	67,355
	Websense, Inc. (a)	15,002	252,034

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zix Corp. (a)	19,800	$43,560

			21,391,495

Computer Technology - 0.9%	Adaptec, Inc. (a)	41,200	137,608
	Cray, Inc. (a)	11,200	93,296
	Dynamics Research Corp. (a)	2,700	35,154
	Imation Corp.	10,000	92,700
	Immersion Corp. (a)	9,500	40,660
	Intermec, Inc. (a)	21,009	296,227
	Isilon Systems, Inc. (a)	8,300	50,630
	Netezza Corp. (a)	16,400	184,336
	Palm, Inc. (a)(b)	54,088	942,754
	Quantum Corp. (a)	65,700	82,782
	Radisys Corp. (a)	7,942	69,016
	Rimage Corp. (a)	3,100	52,979
	STEC, Inc. (a)(b)	7,800	229,242
	Safeguard Scientifics, Inc. (a)	6,133	67,279
	Silicon Graphics International Corp. (a)	10,000	67,100
	Stratasys, Inc. (a)	6,900	118,404
	Super Micro Computer, Inc. (a)	7,200	60,912
	Synaptics, Inc. (a)(b)	10,900	274,680

			2,895,759

Construction - 0.6%	EMCOR Group, Inc. (a)	22,272	563,927
	Granite Construction, Inc.	10,737	332,203
	Great Lakes Dredge & Dock Corp.	12,500	87,250
	Insituform Technologies, Inc., Class A (a)	13,138	251,461
	Orion Marine Group, Inc. (a)	8,500	174,590
	Sterling Construction Co., Inc. (a)	4,800	85,968
	Tutor Perini Corp. (a)	8,500	181,050

			1,676,449

Consumer Electronics - 0.2%	Audiovox Corp., Class A (a)	5,785	39,627
	Ipass, Inc.	15,400	21,252
	TiVo, Inc. (a)	35,294	365,646
	Universal Electronics, Inc. (a)	4,686	95,688

			522,213

Consumer Lending - 0.6%	Advance America, Cash Advance Centers, Inc.	14,300	80,080
	Asset Acceptance Capital Corp. (a)	5,000	36,250
	Cash America International, Inc.	9,319	281,061
	Credit Acceptance Corp. (a)	2,062	66,376
	Dollar Financial Corp. (a)	8,100	129,762
	Encore Capital Group, Inc. (a)	4,500	60,525
	First Cash Financial Services, Inc. (a)	8,100	138,753
	The First Marblehead Corp. (a)	20,900	45,980
	MGIC Investment Corp. (b)	42,600	315,666
	MoneyGram International, Inc. (a)	26,200	82,268
	Nelnet, Inc., Class A (a)	6,300	78,372

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Portfolio Recovery Associates, Inc. (a)(b)	5,300	$240,249
	QC Holdings, Inc.	1,900	12,825
	Tree.com, Inc. (a)	1,900	14,345
	World Acceptance Corp. (a)	5,000	126,050

			1,708,562

Consumer Services: Miscellaneous - 0.6%	Coinstar, Inc. (a)	9,592	316,344
	Core-Mark Holdings Co., Inc. (a)	3,100	88,660
	Jackson Hewitt Tax Service, Inc.	7,700	39,270
	The Knot, Inc. (a)	10,000	109,200
	Mercadolibre, Inc. (a)	8,700	334,602
	Move, Inc. (a)	54,000	145,800
	Nutri/System, Inc. (b)	10,400	158,704
	Pre-Paid Legal Services, Inc. (a)	2,660	135,128
	Sotheby’s Holdings, Inc., Class A (b)	21,936	377,957
	Steiner Leisure Ltd. (a)	5,000	178,800

			1,884,465

Containers & Packaging - 0.4%	AEP Industries, Inc. (a)	1,700	67,830
	Bway Holding Co. (a)	2,600	48,126
	Graphic Packaging Holding Co. (a)	35,600	82,236
	Myers Industries, Inc.	10,652	114,722
	Rock-Tenn Co., Class A	12,380	583,222
	Silgan Holdings, Inc.	8,700	458,751

			1,354,887

Cosmetics - 0.2%	Bare Escentuals, Inc. (a)	22,700	269,903
	Elizabeth Arden, Inc. (a)	8,193	96,432
	Inter Parfums, Inc.	4,750	57,998
	Revlon, Inc., Class A (a)	6,100	29,646

			453,979

Diversified Financial Services - 0.5%	American Physicians Service Group, Inc.	2,000	46,080
	Broadpoint Gleacher Securities, Inc. (a)	16,000	133,440
	Cheviot Financial Corp.	700	5,992
	Duff & Phelps Corp.	5,700	109,212
	Evercore Partners, Inc., Class A	3,300	96,426
	FBR Capital Markets Corp. (a)	4,900	29,057
	FCStone Group, Inc. (a)	9,000	43,380
	First California Financial Group (a)	1,500	7,200
	Main Street Capital Corp.	2,200	31,306
	Piper Jaffray Cos. (a)	6,700	319,724
	Rewards Network, Inc. (a)	2,533	34,803
	Sanders Morris Harris Group, Inc.	6,100	36,051
	Stifel Financial Corp. (a)	9,649	529,730
	Thomas Weisel Partners Group, Inc. (a)	6,700	35,778
	Triangle Capital Corp.	2,900	35,786

			1,493,965

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Diversified Manufacturing Operations - 0.2%	A.M. Castle & Co.	5,500	$54,670
	Barnes Group, Inc.	15,814	270,261
	Federal Signal Corp.	16,459	118,340
	Raven Industries, Inc.	5,400	144,342
	Standex International Corp.	4,131	81,918
	Trimas Corp. (a)	5,000	25,500

			695,031

Diversified Materials & Processing - 1.0%	Belden, Inc.	15,661	361,769
	Brady Corp. (b)	16,394	470,836
	Cabot Microelectronics Corp. (a)	7,900	275,394
	Clarcor, Inc.	17,210	539,706
	Encore Wire Corp. (b)	6,150	137,391
	Fushi Copperweld, Inc. (a)	5,100	43,146
	GenTek, Inc. (a)	2,900	110,316
	Hexcel Corp. (a)	32,362	370,221
	Insteel Industries, Inc.	5,900	70,505
	Koppers Holdings, Inc.	6,900	204,585
	NL Industries, Inc.	2,334	15,638
	Rogers Corp. (a)	5,455	163,486
	Symyx Technologies, Inc. (a)	11,479	75,991
	Tredegar Corp.	9,845	142,752
	Uranium Energy Corp. (a)	16,900	49,855
	Zapata Corp. (a)	2,800	19,488

			3,051,079

Diversified Media - 0.1%	Belo Corp., Class A	29,900	161,759
	EW Scripps Co.	8,400	63,000
	Playboy Enterprises, Inc., Class B (a)	7,507	22,671

			247,430

Diversified Retail - 4.0%	1-800-FLOWERS.COM, Inc., Class A (a)	8,824	30,443
	99 Cents Only Stores (a)	15,900	213,855
	America’s Car Mart, Inc. (a)	3,100	74,245
	AnnTaylor Stores Corp. (a)	18,800	298,732
	Asbury Automotive Group, Inc.	10,700	135,676
	bebe Stores, Inc.	7,400	54,464
	Big 5 Sporting Goods Corp.	7,400	111,740
	Blue Nile, Inc. (a) (b)	4,400	273,328
	Books-A-Million, Inc.	2,000	24,080
	Borders Group, Inc. (a)	15,200	47,272
	Brown Shoe Co., Inc.	14,227	114,101
	The Buckle, Inc. (b)	8,109	276,841
	Build-A-Bear Workshop, Inc. (a)	5,600	27,272
	Cabela’s, Inc., Class A (a) (b)	13,300	177,422
	The Cato Corp., Class A	8,495	172,364
	Central Garden & Pet Co., Class A (a)	21,034	229,902
	Charming Shoppes, Inc. (a)	39,040	191,686

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Children’s Place Retail Stores, Inc. (a)	6,985	$209,271
	Christopher & Banks Corp.	12,128	82,107
	Citi Trends, Inc. (a)	5,000	142,350
	Coldwater Creek, Inc. (a)	19,300	158,260
	Collective Brands, Inc. (a)	21,100	365,663
	Conn’s, Inc. (a) (b)	3,300	37,257
	DSW, Inc., Class A (a)	4,100	65,477
	Destination Maternity Corp. (a)	1,900	34,447
	Dillard’s, Inc., Class A (b)	16,900	238,290
	Dress Barn, Inc. (a)	15,190	272,357
	drugstore.com, Inc. (a)	29,000	70,470
	Ezcorp, Inc. (a)	15,300	208,998
	The Finish Line, Inc., Class A	14,280	145,085
	Fred’s, Inc.	13,535	172,301
	Gaiam, Inc. (a)	6,067	42,348
	Gander Mountain Co. (a)	1,300	6,682
	Genesco, Inc. (a)	7,038	169,405
	Group 1 Automotive, Inc.	7,532	202,234
	Gymboree Corp. (a)	9,358	452,740
	HSN, Inc. (a)	13,200	214,896
	Haverty Furniture Cos., Inc.	5,936	70,104
	hhgregg, Inc. (a)	3,800	64,372
	Hibbett Sports, Inc. (a)	8,875	161,791
	Hot Topic, Inc. (a)	13,081	97,977
	Insight Enterprises, Inc. (a)	15,698	191,673
	Jo-Ann Stores, Inc. (a)	9,105	244,287
	Jos. A. Bank Clothiers, Inc. (a)	5,733	256,666
	Lawson Products, Inc.	1,388	24,165
	Lithia Motors, Inc., Class A (b)	6,100	95,099
	Lumber Liquidators, Inc. (a)	4,300	93,267
	Men’s Wearhouse, Inc.	17,700	437,190
	Midas, Inc. (a)	4,742	44,575
	Monro Muffler, Inc.	5,050	160,540
	New York & Co. (a)	7,800	39,936
	Nu Skin Enterprises, Inc., Class A	16,726	309,933
	OfficeMax, Inc.	25,400	319,532
	Overstock.com, Inc. (a)	5,300	77,751
	PC Connection, Inc. (a)	2,900	15,776
	PC Mall, Inc. (a)	3,800	26,068
	Pacific Sunwear of California, Inc. (a)	22,400	115,360
	The Pep Boys - Manny, Moe & Jack	16,166	157,942
	PetMed Express, Inc.	7,800	147,030
	Pier 1 Imports, Inc. (a) (b)	27,599	106,808
	PriceSmart, Inc.	5,700	106,875
	Regis Corp.	18,500	286,750

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Retail Ventures, Inc. (a)	8,400	$44,268
	Rex Stores Corp. (a)	2,500	27,250
	Rush Enterprises, Inc., Class A (a)	11,100	143,412
	Saks, Inc. (a)(b)	37,900	258,478
	Sally Beauty Co., Inc. (a)	31,700	225,387
	School Specialty, Inc. (a)	6,354	150,717
	Shoe Carnival, Inc. (a)	2,900	44,718
	Shutterfly, Inc. (a)	7,300	121,399
	Sonic Automotive, Inc.	9,300	97,650
	Sport Supply Group, Inc.	2,800	28,532
	Stage Stores, Inc.	12,850	166,536
	Stamps.com, Inc. (a)	4,603	42,578
	Stein Mart, Inc. (a)	8,524	108,340
	Syms Corp. (a)	2,100	16,989
	Systemax, Inc. (a)	3,200	38,816
	The Talbots, Inc.	8,300	76,609
	Ticketmaster Entertainment (a)	12,400	144,956
	Titan Machinery, Inc. (a)	4,400	55,088
	Tractor Supply Co. (a)	11,700	566,514
	Tuesday Morning Corp. (a)	10,090	41,974
	Tween Brands, Inc. (a)	8,566	71,869
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,300	153,543
	The Wet Seal, Inc., Class A (a)	31,900	120,582
	Zale Corp. (a)(b)	6,800	48,620
	Zumiez, Inc. (a)(b)	6,600	108,306

			12,298,659

Drug & Grocery Store Chains - 0.6%	Arden Group, Inc., Class A	332	39,674
	Casey’s General Stores, Inc.	16,307	511,714
	The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	11,427	101,815
	Ingles Markets, Inc., Class A	4,264	67,499
	Nash Finch Co.	4,377	119,667
	The Pantry, Inc. (a)	6,700	105,056
	Ruddick Corp.	13,569	361,207
	Spartan Stores, Inc.	7,500	105,975
	Susser Holdings Corp. (a)	2,600	32,682
	Village Super Market, Inc., Class A	2,100	61,887
	Weis Markets, Inc.	3,700	118,215
	Winn-Dixie Stores, Inc. (a)	18,700	245,344

			1,870,735

Education Services - 0.6%	Ambassadors Group, Inc.	6,300	98,595
	American Public Education, Inc. (a)	5,600	194,544
	Bridgepoint Education, Inc. (a)	4,900	74,774
	Capella Education Co. (a)	4,600	309,764
	Chinacast Education Corp. (a)	10,500	76,335
	Corinthian Colleges, Inc. (a)(b)	25,700	476,992

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Franklin Covey Co. (a)	5,000	$29,250
	Grand Canyon Education, Inc. (a)	5,200	92,716
	K12, Inc. (a)(b)	7,100	117,008
	Learning Tree International, Inc. (a)	2,900	33,031
	Lincoln Educational Services Corp. (a)	2,600	59,488
	Nobel Learning Communities, Inc. (a)	1,900	17,822
	The Princeton Review, Inc. (a)	4,900	20,580
	Renaissance Learning, Inc.	1,649	16,391
	Rosetta Stone, Inc. (a)	2,300	52,808
	Universal Technical Institute, Inc. (a)	7,200	141,840

			1,811,938

Electronic Components - 0.6%	3D Systems Corp. (a)	5,900	54,457
	Acacia Research - Acacia Technologies (a)	10,400	90,584
	Checkpoint Systems, Inc. (a)	13,223	217,386
	Cogent, Inc. (a)	14,300	144,430
	Methode Electronics, Inc.	12,780	110,803
	Microvision, Inc. (a)(b)	23,500	129,485
	Multi-Fineline Electronix, Inc. (a)	3,200	91,872
	NVE Corp. (a)	1,300	69,108
	Park Electrochemical Corp.	6,949	171,293
	ScanSource, Inc. (a)	9,000	254,880
	Smart Modular Technologies WWH, Inc. (a)	12,400	59,024
	TTM Technologies, Inc. (a)	14,600	167,462
	Technitrol, Inc.	13,961	128,581
	Universal Display Corp. (a)(b)	9,607	114,708

			1,804,073

Electronic Entertainment - 0.2%	DTS, Inc. (a)	5,900	161,542
	Memsic, Inc. (a)	6,500	24,375
	THQ, Inc. (a)	20,937	143,209
	Take-Two Interactive Software, Inc. (a)	25,500	285,855

			614,981

Electronics - 0.4%	Agilysys, Inc.	4,263	28,093
	American Science & Engineering, Inc.	2,800	190,512
	CPI International, Inc. (a)	2,500	27,975
	Coherent, Inc. (a)	7,100	165,572
	Daktronics, Inc. (b)	11,298	96,824
	II-VI, Inc. (a)	8,420	214,205
	IPG Photonics Corp. (a)	7,600	115,520
	iRobot Corp. (a)	6,400	78,784
	Newport Corp. (a)	12,235	107,179
	Rofin-Sinar Technologies, Inc. (a)	9,800	225,008
	SRS Labs Inc. (a)	3,500	25,585
	Spectrum Control, Inc. (a)	3,900	33,111

			1,308,368

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)(b)	4,900	$36,946
	Energy Conversion Devices, Inc. (a)(b)	14,264	165,177
	Evergreen Solar, Inc. (a)(b)	65,300	125,376
	FuelCell Energy, Inc. (a)(b)	22,826	97,467
	GT Solar International, Inc. (a)	10,000	58,100
	PowerSecure International, Inc. (a)	5,800	39,324
	Raser Technologies, Inc. (a)(b)	17,100	26,163

			548,553

Engineering & Contracting Services - 0.3%	Argan, Inc. (a)	2,900	38,976
	Dycom Industries, Inc. (a)	13,402	164,845
	ENGlobal Corp. (a)	5,500	22,660
	Furmamite Corp. (a)	12,200	52,582
	Hill International, Inc. (a)	8,400	59,640
	Integrated Electrical Services, Inc. (a)	2,400	19,320
	Layne Christensen Co. (a)	6,600	211,530
	MYR Group, Inc. (a)	5,700	120,213
	Michael Baker Corp. (a)	2,700	98,118
	VSE Corp.	1,300	50,713

			838,597

Entertainment - 0.3%	Ascent Media Corp., Class A (a)	4,700	120,320
	CKX, Inc. (a)	20,200	135,542
	Carmike Cinemas, Inc.	3,400	34,374
	Cinemark Holdings, Inc.	11,300	117,068
	Live Nation, Inc. (a)	27,800	227,682
	LodgeNet Interactive Corp. (a)	6,300	47,565
	Reading International, Inc., Class A (a)	6,800	27,948
	Rentrak Corp. (a)	3,000	53,580
	World Wrestling Entertainment, Inc.	6,696	93,811

			857,890

Financial Data & Systems - 1.1%	Advent Software, Inc. (a)	5,400	217,350
	Cardtronics, Inc. (a)	4,300	33,626
	Cass Information Systems, Inc.	2,915	87,042
	CompuCredit Holdings Corp. (a)(b)	5,489	25,853
	CyberSource Corp. (a)	23,464	391,145
	Euronet Worldwide, Inc. (a)	16,350	392,890
	Fair Isaac Corp.	15,700	337,393
	Global Cash Access, Inc. (a)	13,400	97,954
	Heartland Payment Systems, Inc.	13,200	191,532
	Information Services Group, Inc. (a)	7,400	29,526
	Jack Henry & Associates, Inc.	27,100	636,037
	Net 1 UEPS Technologies, Inc. (a)	10,800	226,368
	Online Resources Corp. (a)	8,600	53,062
	RiskMetrics Group, Inc. (a)	7,200	105,264
	S1 Corp. (a)	17,822	110,140
	Value Line, Inc.	200	6,174

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Wright Express Corp. (a)	12,900	$380,679

			3,322,035

Foods - 1.1%	American Dairy, Inc. (a)	2,900	82,157
	American Italian Pasta Co., Class A (a)	7,000	190,260
	B&G Foods, Inc., Class A	8,300	67,977
	China Biotics, Inc. (a)	2,200	35,200
	Chiquita Brands International, Inc. (a)(b)	15,300	247,248
	Diamond Foods, Inc.	5,500	174,460
	Hain Celestial Group, Inc. (a)	12,657	242,635
	J&J Snack Foods Corp.	4,700	202,993
	Lancaster Colony Corp.	6,099	312,696
	Lance, Inc.	9,700	250,454
	Lifeway Foods, Inc. (a)	1,300	14,287
	Medifast, Inc. (a)	3,900	84,708
	Nutraceutical International Corp. (a)	3,400	38,318
	Omega Protein Corp. (a)	6,300	30,555
	Overhill Farms, Inc. (a)	6,100	36,905
	Schiff Nutrition International, Inc.	3,600	18,756
	Seneca Foods Corp. (a)	2,700	73,980
	Smart Balance, Inc. (a)	21,200	130,168
	Synutra International, Inc. (a)(b)	6,500	89,115
	Tootsie Roll Industries, Inc. (b)	8,257	196,351
	TreeHouse Foods, Inc. (a)	10,100	360,267
	United Natural Foods, Inc. (a)	14,680	351,146
	Zhongpin, Inc. (a)	6,600	97,152

			3,327,788

Forest Products - 0.1%	Deltic Timber Corp.	3,609	165,184
	Universal Forest Products, Inc.	6,234	245,994

			411,178

Forms & Bulk Printing Services - 0.3%	Bowne & Co., Inc.	11,503	88,573
	Consolidated Graphics, Inc. (a)	3,300	82,335
	Deluxe Corp.	17,300	295,830
	Ennis, Inc.	8,600	138,718
	Innerworkings, Inc. (a)	7,700	38,038
	M&F Worldwide Corp. (a)	3,800	76,912
	Multi-Color Corp.	3,250	50,147
	The Standard Register Co.	5,545	32,605

			803,158

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp., Class A	10,273	363,459
	Stewart Enterprises, Inc., Class A	27,724	144,997

			508,456

Gas Pipeline - 0.0%	Crosstex Energy, Inc.	12,400	65,472

Glass - 0.0%	Apogee Enterprises, Inc.	9,600	144,192

Gold - 0.2%	Allied Nevada Gold Corp. (a)	17,200	168,388
	Coeur d’Alene Mines Corp. (a)	24,370	499,585

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	US Gold Corp. (a)	28,700	$82,943

			750,916

Health Care Facilities - 0.6%	Amsurg Corp. (a)	10,400	220,792
	Assisted Living Concepts, Inc. (a)	3,340	69,205
	Capital Senior Living Corp. (a)	7,100	43,310
	Emeritus Corp. (a)	6,700	147,065
	The Ensign Group, Inc.	3,431	48,137
	Hanger Orthopedic Group, Inc. (a)	8,200	113,734
	Kindred Healthcare, Inc. (a)	12,190	197,844
	LCA-Vision, Inc. (a)	6,600	46,266
	MedCath Corp. (a)	5,000	43,850
	National Healthcare Corp.	2,600	96,954
	Psychiatric Solutions, Inc. (a)	18,600	497,736
	Skilled Healthcare Group, Inc., Class A (a)	5,100	40,953
	Sun Healthcare Group, Inc. (a)	14,700	127,008
	Sunrise Senior Living, Inc. (a)	15,074	45,674
	US Physical Therapy, Inc. (a)	4,000	60,280

			1,798,808

Health Care Management Services - 0.8%	AMERIGROUP Corp. (a)	16,800	372,456
	American Caresource Holdings, Inc. (a)	3,400	14,858
	American Dental Partners, Inc. (a)	4,300	60,200
	Bioscript, Inc. (a)	14,200	95,992
	Catalyst Health Solutions, Inc. (a)	12,300	358,545
	Centene Corp. (a)	13,500	255,690
	Computer Programs & Systems, Inc.	2,800	115,948
	Contiucare Corp. (a)	8,800	26,576
	HealthSpring, Inc. (a)	16,600	203,350
	Magellan Health Services, Inc. (a)	11,300	350,978
	MedQuist Inc.	2,600	16,536
	Metropolitan Health Networks, Inc. (a)	15,700	34,226
	Molina Healthcare, Inc. (a)	4,500	93,105
	National Research Corp.	400	9,652
	Transcend Services, Inc. (a)	2,000	34,940
	Triple-S Management Corp. (a)	7,200	120,744
	Universal American Financial Corp. (a)	8,600	81,012
	WellCare Health Plans, Inc. (a)	14,200	350,030

			2,594,838

Health Care Services - 1.6%	Air Methods Corp. (a)	3,300	107,481
	Alliance Healthcare Services, Inc. (a)	7,900	44,714
	Allied Healthcare International, Inc. (a)	17,200	48,160
	Almost Family, Inc. (a)	2,000	59,500
	Amedisys, Inc. (a)	8,766	382,461
	athenahealth, Inc. (a)	11,400	437,418
	CardioNet, Inc. (a)	6,400	43,008
	Chemed Corp.	7,672	336,724

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Corvel Corp. (a)	2,585	$73,414
	Eclipsys Corp. (a)	19,031	367,298
	Emergency Medical Services Corp. (a)	3,000	139,500
	Gentiva Health Services, Inc. (a)	9,612	240,396
	HMS Holdings Corp. (a)	8,100	309,663
	HealthSouth Corp. (a)	29,900	467,636
	Healthways, Inc. (a)	11,600	177,712
	IPC The Hospitalist Co., Inc. (a)	5,400	169,830
	LHC Group, Inc. (a)	4,600	137,678
	Medidata Solutions, Inc. (a)	2,200	33,330
	Novamed Eyecare, Inc. (a)(b)	6,000	27,180
	Odyssey HealthCare, Inc. (a)	11,100	138,750
	Omnicell, Inc. (a)	10,700	119,198
	PharMerica Corp. (a)	10,269	190,695
	Phase Forward, Inc. (a)	14,800	207,792
	Quality Systems, Inc. (b)	7,500	461,775
	RehabCare Group, Inc. (a)	6,195	134,370
	Res-Care, Inc. (a)	8,600	122,206
	Virtual Radiologic Corp. (a)	2,200	28,666

			5,006,555

Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	13,200	297,924
	The Providence Service Corp. (a)	4,200	48,972

			346,896

Home Building - 0.3%	Beazer Homes USA, Inc. (a)(b)	11,200	62,608
	Brookfield Homes Corp. (b)	3,251	21,717
	Hovnanian Enterprises, Inc., Class A (a)(b)	15,700	60,288
	M/I Homes, Inc. (a)	5,600	76,104
	Meritage Homes Corp. (a)	10,600	215,180
	Ryland Group, Inc.	13,600	286,552
	Standard-Pacific Corp. (a)	34,000	125,460

			847,909

Hotel/Motel - 0.2%	Gaylord Entertainment Co. (a)(b)	11,355	228,236
	Marcus Corp.	6,779	86,703
	Morgans Hotel Group Co. (a)	7,800	42,276
	Orient Express Hotels Ltd., Class A (b)	25,600	294,656
	Red Lion Hotels Corp. (a)	5,400	31,050

			682,921

Household Appliances - 0.0%	National Presto Industries, Inc.	1,650	142,742

Household Equipment & Products - 0.4%	American Greetings Corp., Class A	12,700	283,210
	Blyth, Inc.	2,025	78,428
	CSS Industries, Inc.	2,591	51,224
	Nivs Intellimedia Technology (a)	1,900	5,092
	Tupperware Corp.	20,574	821,314

			1,239,268

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Furnishings - 0.3%	American Woodmark Corp.	3,500	$67,690
	Ethan Allen Interiors, Inc. (b)	7,400	122,100
	Furniture Brands International, Inc.	14,100	77,973
	Hooker Furniture Corp.	3,400	45,900
	Kirkland’s, Inc. (a)	3,500	49,875
	La-Z-Boy, Inc. (b)	17,400	150,510
	Sealy Corp. (a)	14,800	47,360
	Stanley Furniture Co., Inc.	3,200	33,184
	Tempur-Pedic International, Inc. (b)	24,200	458,348

			1,052,940

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	18,200	127,764
	Citizens, Inc. (a)(b)	10,500	66,570
	Conseco, Inc. (a)	62,800	330,328
	Delphi Financial Group, Inc., Class A	14,805	335,037
	FBL Financial Group, Inc., Class A	4,325	84,035
	Independence Holding Co.	1,040	6,115
	Kansas City Life Insurance Co.	1,442	44,904
	Life Partners Holdings, Inc. (b)	1,900	34,010
	National Western Life Insurance Co., Class A	751	132,161
	The Phoenix Cos., Inc. (a)	39,100	127,075
	Presidential Life Corp.	6,993	72,447

			1,360,446

Insurance: Multi-Line - 0.9%	AMBAC Financial Group, Inc. (b)	90,400	151,872
	Assured Guaranty Ltd.	34,400	668,048
	Crawford & Co., Class B (a)	8,009	35,320
	Eastern Insurance Holdings, Inc.	3,000	28,590
	eHealth, Inc. (a)	8,400	121,968
	Flagstone Reinsurance Holdings Ltd.	13,900	156,792
	Horace Mann Educators Corp.	13,468	188,148
	Maiden Holdings Ltd.	16,800	122,136
	Max Capital Group Ltd.	15,300	326,961
	Pico Holdings, Inc. (a)	7,097	236,685
	Platinum Underwriters Holdings Ltd.	16,500	591,360
	Primus Guaranty Ltd. (a)	8,100	34,587

			2,662,467

Insurance: Property- Casualty - 2.0%	American Physicians Capital, Inc.	3,274	94,324
	American Safety Insurance Holdings Ltd. (a)	2,900	45,820
	Amerisafe, Inc. (a)	6,400	110,400
	AmTrust Financial Services, Inc.	7,500	85,575
	Argo Group International Holdings Ltd. (a)	10,379	349,565
	Baldwin & Lyons, Inc., Class B	2,732	64,065
	CNA Surety Corp. (a)	5,586	90,493
	Donegal Group, Inc., Class A	3,644	56,263
	EMC Insurance Group, Inc.	1,700	35,921
	Employers Holdings, Inc.	16,080	248,918

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Enstar Group Ltd. (a)	2,200	$136,994
	FPIC Insurance Group, Inc. (a)	1,900	63,745
	First Acceptance Corp. (a)	5,277	14,248
	First Mercury Financial Corp.	4,800	63,936
	Greenlight Capital Re Ltd. (a)	9,500	178,600
	Hallmark Financial Services, Inc. (a)	2,900	23,345
	Harleysville Group, Inc.	4,662	147,552
	Hilltop Holdings, Inc. (a)	12,872	157,811
	Infinity Property & Casualty Corp.	4,700	199,656
	Meadowbrook Insurance Group, Inc.	20,252	149,865
	Mercer Insurance Group, Inc.	1,700	30,719
	Montpelier Re Holdings Ltd.	28,800	470,016
	NYMAGIC, Inc.	1,500	25,890
	National Interstate Corp.	2,100	36,750
	Navigators Group, Inc. (a)	4,300	236,500
	PMA Capital Corp., Class A (a)	10,606	60,348
	The PMI Group, Inc.	21,900	93,075
	ProAssurance Corp. (a)	10,823	564,852
	RLI Corp.	6,464	341,170
	Radian Group, Inc.	26,300	278,254
	Safety Insurance Group, Inc.	3,900	128,388
	SeaBright Insurance Holdings, Inc. (a)	7,000	79,940
	Selective Insurance Group, Inc.	17,808	280,120
	State Auto Financial Corp.	4,712	84,486
	Stewart Information Services Corp.	5,822	72,018
	Tower Group, Inc.	13,586	331,363
	United America Indemnity, Ltd. (a)	11,841	87,505
	United Fire & Casualty Co.	7,500	134,250
	Universal Insurance Holdings, Inc.	4,000	20,120
	Zenith National Insurance Corp.	11,955	369,409

			6,042,269

Leisure Time - 0.6%	Bluegreen Corp. (a)	4,700	14,335
	Callaway Golf Co.	20,100	152,961
	Churchill Downs, Inc.	3,132	120,582
	Great Wolf Resorts, Inc. (a)	9,000	32,130
	Interval Leisure Group, Inc. (a)	13,100	163,488
	Life Time Fitness, Inc. (a)(b)	13,700	384,285
	Orbitz Worldwide, Inc. (a)	11,400	70,452
	Pool Corp. (b)	15,700	348,854
	Smith & Wesson Holding Corp. (a)	18,200	95,186
	Speedway Motorsports, Inc.	4,355	62,668
	Steinway Musical Instruments, Inc. (a)	2,300	27,301
	Sturm Ruger & Co., Inc. (b)	5,300	68,582
	Town Sports International Holdings, Inc. (a)	6,600	16,566
	Universal Travel Group (a)	3,800	49,020

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Vail Resorts, Inc. (a)	9,856	$330,570
	West Marine, Inc. (a)	5,600	44,016

			1,980,996

Luxury Items - 0.2%	Fossil, Inc. (a)	15,700	446,665
	Fuqi International, Inc. (a)(b)	3,700	108,336
	Movado Group, Inc.	5,400	78,462

			633,463

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc.	14,590	308,724

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	2,100	33,180
	Lindsay Manufacturing Co. (b)	3,713	146,218

			179,398

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	6,117	155,800
	NACCO Industries, Inc., Class A	1,887	113,352

			269,152

Machinery: Engines - 0.1%	Briggs & Stratton Corp. (b)	16,800	326,088
	Harbin Electric, Inc. (a)	4,400	74,272

			400,360

Machinery: Industrial - 1.1%	Actuant Corp., Class A	22,000	353,320
	Altra Holdings, Inc. (a)	9,000	100,710
	Chart Industries, Inc. (a)	9,600	207,264
	Colfax Corp. (a)	8,100	86,103
	Columbus McKinnon Corp. (a)	6,336	95,990
	DXP Enterprises, Inc. (a)	2,600	28,990
	EnPro Industries, Inc. (a)	6,800	155,448
	Flow International Corp. (a)	12,700	32,893
	Graham Corp.	3,400	52,870
	John Bean Technologies Corp.	9,600	174,432
	Kadant, Inc. (a)	4,270	51,795
	MTS Systems Corp.	5,800	169,418
	Middleby Corp. (a)	5,417	297,989
	Nordson Corp.	11,210	628,769
	Sauer-Danfoss, Inc.	3,773	28,939
	Tecumseh Products Co., Class A (a)	5,928	67,164
	Tennant Co.	6,274	182,322
	Twin Disc, Inc.	2,800	34,916
	Woodward Governor Co.	20,258	491,459

			3,240,791

Machinery: Specialty - 0.1%	Albany International Corp., Class A	9,474	183,796
	Cascade Corp.	3,100	82,894
	Hurco Companies, Inc. (a)	2,200	37,576
	K-Tron International, Inc. (a)	800	76,168

			380,434

Manufactured Housing - 0.0%	Cavco Industries, Inc. (a)	2,200	78,100
	Skyline Corp.	2,301	51,911

			130,011

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Medical & Dental Instruments & Supplies - 2.8%	ATS Medical, Inc. (a)	17,500	$46,900
	Abiomed, Inc. (a)	10,400	100,984
	Align Technology, Inc. (a)	19,900	282,978
	Alphatec Holdings, Inc. (a)	9,000	41,400
	American Medical Systems Holdings, Inc. (a)	25,000	423,000
	AngioDynamics, Inc. (a)	8,300	114,374
	Atrion Corp.	400	57,760
	Bovie Medical Corp. (a)(b)	6,300	49,455
	CONMED Corp. (a)	9,828	188,403
	Cantel Medical Corp. (a)	4,200	63,252
	Cardiovascular Systems, Inc. (a)	3,600	26,172
	Conceptus, Inc. (a)(b)	10,300	190,962
	CryoLife, Inc. (a)	8,200	65,354
	Cutera, Inc. (a)	4,200	36,330
	Delcath Systems Inc. (a)	8,700	42,717
	Endologix, Inc. (a)	16,200	100,278
	ev3, Inc. (a)	24,032	295,834
	Exactech, Inc. (a)	2,600	40,924
	Hansen Medical, Inc. (a)	7,400	25,900
	Heartware International, Inc. (a)	1,500	44,985
	Home Diagnostics, Inc. (a)	3,500	23,660
	ICU Medical, Inc. (a)	3,850	141,911
	I-Flow Corp. (a)	7,400	84,286
	Immucor, Inc. (a)	23,143	409,631
	Insulet Corp. (a)(b)	9,400	105,562
	Integra LifeSciences Holdings Corp. (a)	6,400	218,560
	Invacare Corp.	9,422	209,922
	Landauer, Inc.	3,078	169,228
	MAKO Surgical Corp. (a)	4,900	42,924
	Matrixx Initiatives, Inc. (a)	1,400	7,952
	Medical Action Industries, Inc. (a)	4,750	57,332
	Meridian Bioscience, Inc.	14,000	350,140
	Merit Medical Systems, Inc. (a)	9,410	163,075
	Micrus Endovascular Corp. (a)	5,300	68,635
	Neogen Corp. (a)	4,700	151,763
	NuVasive, Inc. (a)	12,300	513,648
	OraSure Technologies, Inc. (a)	15,559	45,121
	Orthofix International NV (a)	5,800	170,462
	Orthovita, Inc. (a)	21,300	93,507
	Owens & Minor, Inc.	13,498	610,785
	PSS World Medical, Inc. (a)	18,873	411,998
	Quidel Corp. (a)	9,300	150,939
	Rochester Medical Corp. (a)	3,100	37,324
	Rockwell Medical Technologies, Inc. (a)(b)	4,400	34,232
	Steris Corp.	19,700	599,865

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SurModics, Inc. (a)	5,283	$129,962
	Symmetry Medical, Inc. (a)	12,100	125,477
	Synovis Life Technologies, Inc. (a)	2,900	40,020
	Trans1, Inc. (a)	4,200	20,202
	Utah Medical Products, Inc.	1,000	29,320
	Vascular Solutions, Inc. (a)	5,800	47,966
	Volcano Corp. (a)	16,200	272,484
	West Pharmaceutical Services, Inc.	10,576	429,491
	Wright Medical Group, Inc. (a)	12,000	214,320
	Young Innovations, Inc.	1,700	44,727

			8,464,393

Medical Equipment - 1.8%	Abaxis, Inc. (a)	6,900	184,575
	Accuray, Inc. (a)(b)	14,000	91,000
	Affymetrix, Inc. (a)	23,900	209,842
	Analogic Corp.	4,372	161,851
	Aspect Medical Systems, Inc. (a)	6,700	80,266
	Bruker BioSciences Corp. (a)	16,787	179,117
	Cardiac Science Corp. (a)	6,500	26,000
	Clarient, Inc. (a)	11,200	47,152
	Cyberonics, Inc. (a)	9,169	146,154
	Cynosure, Inc., Class A (a)	3,300	38,445
	DexCom, Inc. (a)	16,200	128,466
	Dionex Corp. (a)	6,131	398,331
	Electro-Optical Sciences, Inc. (a)	6,500	62,270
	Enteromedics, Inc. (a)(b)	6,300	30,177
	Greatbatch, Inc. (a)	7,900	177,513
	Haemonetics Corp. (a)	8,172	458,613
	IRIS International, Inc. (a)	6,100	68,930
	Luminex Corp. (a)	14,351	243,967
	Masimo Corp. (a)	17,300	453,260
	Merge Healthcare, Inc. (a)	8,200	33,702
	Natus Medical, Inc. (a)	9,200	141,956
	NxStage Medical, Inc. (a)	7,700	51,513
	OSI Systems, Inc. (a)	5,200	95,108
	Palomar Medical Technologies, Inc. (a)	6,100	98,881
	Sirona Dental Systems, Inc. (a)	5,800	172,550
	Somanetics Corp. (a)	3,300	53,196
	SonoSite, Inc. (a)	5,815	153,865
	Spectranetic Corp. (a)	10,900	69,869
	Stereotaxis, Inc. (a)(b)	8,800	39,248
	Thoratec Corp. (a)	18,847	570,499
	Tomotherapy, Inc. (a)	13,900	60,187
	Varian, Inc. (a)	9,335	476,645
	Vital Images, Inc. (a)	4,900	61,348

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zoll Medical Corp. (a)	7,222	$155,417

			5,419,913

Medical Services - 0.3%	America Service Group, Inc.	3,000	49,620
	Bio-Reference Labs, Inc. (a)	3,500	120,400
	eResearch Technology, Inc. (a)	14,450	101,150
	Genoptix, Inc. (a)	5,200	180,856
	Kendle International, Inc. (a)	4,300	71,896
	Nighthawk Radiology Holdings, Inc. (a)	7,200	52,056
	Parexel International Corp. (a)	19,094	259,487
	RadNet, Inc. (a)	9,300	24,087

			859,552

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	2,900	77,111
	Dynamic Materials Corp.	4,300	85,828
	The Eastern Co.	2,300	36,570
	Hawk Corp., Class A (a)	1,700	23,324
	Haynes International, Inc. (a)	4,000	127,280
	Kaydon Corp.	11,226	363,947
	L.B. Foster Co., Class A (a)	3,400	103,972
	Mueller Industries, Inc.	12,882	307,493
	Mueller Water Products, Inc., Series A	48,960	268,301
	Northwest Pipe Co. (a)	2,700	90,531
	Omega Flex, Inc.	800	13,416
	RBC Bearings, Inc. (a)	7,400	172,642
	RTI International Metals, Inc. (a)	9,513	236,969
	Worthington Industries, Inc.	20,100	279,390

			2,186,774

Metals & Minerals: Diversified - 0.4%	AMCOL International Corp.	7,773	177,924
	Brush Engineered Materials, Inc. (a)	6,811	166,597
	General Moly, Inc. (a)	21,100	66,465
	Hecla Mining Co. (a)(b)	69,400	304,666
	Minerals Technologies, Inc.	6,353	302,149
	Oil-Dri Corp. of America	1,600	23,200
	Paramount Gold and Silver Corp. (a)(b)	19,600	26,852
	United States Lime & Minerals Inc. (a)	500	17,960
	Uranerz Energy Corp. (a)	17,800	40,762

			1,126,575

Office Supplies & Equipment - 0.5%	ACCO Brands Corp. (a)(b)	18,200	131,404
	Electronics for Imaging, Inc. (a)	17,139	193,157
	HNI Corp.	15,200	358,720
	Herman Miller, Inc.	18,600	314,526
	Kimball International, Inc., Class B	10,774	82,206
	Knoll, Inc.	16,100	167,923
	Steelcase, Inc., Class A	23,700	147,177

			1,395,113

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Offshore Drilling & Other Services - 0.1%	Hercules Offshore, Inc. (a)	29,900	$146,809
	Vantage Drilling Co. (a)	17,200	31,476

			178,285

Oil Well Equipment & Services - 1.5%	Allis-Chalmers Energy, Inc. (a)(b)	17,200	74,992
	Basic Energy Services, Inc. (a)	7,200	61,128
	Bolt Technology Corp. (a)	2,900	36,453
	Boots & Coots, Inc. (a)	29,300	47,173
	Bronco Drilling Co., Inc. (a)	6,400	41,920
	CARBO Ceramics, Inc. (b)	6,102	314,558
	Cal Dive International, Inc. (a)	15,174	150,071
	Complete Production Services, Inc. (a)	20,200	228,260
	Dawson Geophysical Co. (a)	2,200	60,236
	Dril-Quip, Inc. (a)	9,676	480,317
	Geokinetics, Inc. (a)	1,700	36,040
	Global Industries Ltd. (a)	34,000	323,000
	Gulf Island Fabrication, Inc.	4,117	77,153
	Hornbeck Offshore Services, Inc. (a)	7,140	196,778
	ION Geophysical Corp. (a)	32,246	113,506
	Key Energy Services, Inc. (a)	41,300	359,310
	Lufkin Industries, Inc.	4,600	244,628
	Matrix Service Co. (a)	8,800	95,656
	NATCO Group, Inc., Class A (a)	6,800	301,104
	Natural Gas Services Group (a)	4,100	72,242
	Newpark Resources, Inc. (a)	30,020	96,364
	OYO Geospace Corp. (a)	1,400	36,162
	Parker Drilling Co. (a)	40,181	219,388
	Pioneer Drilling Co. (a)	13,700	100,558
	RPC, Inc.	9,600	100,608
	Sulphco, Inc. (a)(b)	16,500	22,605
	Superior Well Services, Inc. (a)	5,100	49,368
	T-3 Energy Services, Inc. (a)	4,200	82,740
	Tetra Technologies, Inc. (a)	25,100	243,219
	Union Drilling, Inc. (a)	3,500	26,740
	Willbros Group, Inc. (a)	13,400	204,082

			4,496,359

Oil: Crude Producers - 2.0%	ATP Oil & Gas Corp. (a)(b)	11,200	200,368
	Apco Oil and Gas International, Inc.	2,900	66,468
	Approach Resources, Inc. (a)	4,700	42,676
	Arena Resources, Inc. (a)	13,000	461,500
	Atlas Energy, Inc.	11,487	310,953
	BPZ Resources, Inc. (a)(b)	30,000	225,600
	Berry Petroleum Co., Class A	14,502	388,364
	Bill Barrett Corp. (a)	13,100	429,549
	Brigham Exploration Co. (a)	26,400	239,712
	CREDO Petroleum Corp. (a)	2,100	21,252

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Carrizo Oil & Gas, Inc. (a)	9,300	$227,757
	Cheniere Energy, Inc. (a)	17,700	51,861
	Clayton Williams Energy, Inc. (a)	2,000	60,240
	Contango Oil & Gas Co. (a)	4,000	204,240
	Cubic Energy, Inc. (a)	7,200	6,768
	Delta Petroleum Corp. (a)(b)	62,000	108,500
	Endeavour International Corp. (a)	38,500	46,585
	FX Energy, Inc. (a)(b)	14,200	45,866
	GMX Resources Inc. (a)	7,500	117,825
	GeoResources, Inc. (a)	2,500	27,625
	Goodrich Petroleum Corp. (a)(b)	8,200	211,642
	Gran Tierra Energy, Inc. (a)	67,700	281,632
	Gulfport Energy Corp. (a)	8,800	76,912
	Harvest Natural Resources, Inc. (a)	11,100	56,943
	Isramco Inc. (a)	300	39,192
	McMoRan Exploration Co. (a)	24,200	182,710
	Northern Oil And Gas, Inc. (a)	10,100	84,840
	Oilsands Quest, Inc. (a)	64,900	73,337
	Panhandle Oil & Gas, Inc.	2,400	51,264
	Parallel Petroleum Corp. (a)	10,600	33,602
	Penn Virginia Corp.	14,416	330,271
	Petroleum Development Corp. (a)	5,800	108,228
	Petroquest Energy, Inc. (a)(b)	15,400	99,946
	PrimeEnergy Corp. (a)	200	5,736
	Rex Energy Corp. (a)	9,200	76,820
	Rosetta Resources, Inc. (a)	17,700	260,013
	Stone Energy Corp. (a)	13,198	215,259
	Swift Energy Co. (a)	12,017	284,563
	Toreador Resources Corp.	7,400	73,926
	Vaalco Energy, Inc. (a)	19,800	91,080
	Venoco, Inc. (a)	6,100	70,211
	W&T Offshore, Inc.	11,200	131,152
	Warren Resources, Inc. (a)	20,400	60,384
	Zion Oil & Gas, Inc. (a)(b)	3,600	35,136

			6,218,508

Oil: Integrated - 0.1%	Alon USA Energy, Inc.	2,400	23,832
	CVR Energy, Inc. (a)	7,700	95,788
	Delek US Holdings, Inc.	4,300	36,851
	Western Refining, Inc. (a)(b)	12,000	77,400

			233,871

Paints & Coatings - 0.2%	Chase Corp.	2,500	29,250
	Ferro Corp.	15,176	135,066
	H.B. Fuller Co.	16,380	342,342
	North American Galvanizing & Coatings (a)	3,800	23,066

			529,724

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Paper - 0.5%	Boise, Inc. (a)	9,500	$50,160
	Buckeye Technologies, Inc. (a)	13,098	140,542
	Clearwater Paper Corp. (a)	3,599	148,747
	Domtar Corp. (a)	14,000	493,080
	Kapstone Paper and Packaging Corp. (a)	6,400	52,096
	Neenah Paper, Inc.	5,100	60,027
	P.H. Glatfelter Co.	15,301	175,655
	Schweitzer-Mauduit International, Inc.	4,820	262,015
	Wausau Paper Corp.	14,642	146,420

			1,528,742

Personal Care - 0.3%	Chattem, Inc. (a)	6,200	411,742
	Female Health Co. (a)	4,700	23,735
	Helen of Troy Ltd. (a)	10,100	196,243
	Mannatech, Inc. (b)	5,300	20,299
	Orchids Paper Products Co. (a)	1,900	38,000
	USANA Health Sciences, Inc. (a)	2,200	75,042
	WD-40 Co.	5,589	158,728

			923,789

Pharmaceuticals - 1.7%	Acura Pharmaceuticals, Inc. (a)	2,800	14,308
	Adolor Corp. (a)	15,700	24,963
	Akorn, Inc. (a)	17,700	24,249
	Alkermes, Inc. (a)	31,900	293,161
	Allion Healthcare, Inc. (a)	6,300	36,855
	American Oriental Bioengineering, Inc. (a)	20,900	101,574
	Ardea Biosciences, Inc. (a)	4,400	80,608
	Auxilium Pharmaceuticals, Inc. (a)(b)	14,400	492,624
	Avanir Pharmaceuticals, Inc. (a)(b)	22,600	47,008
	BMP Sunstone Corp. (a)	11,900	48,433
	BioCryst Pharmaceuticals, Inc. (a)(b)	7,900	65,096
	Biospecifics Technologies (a)	1,100	35,211
	Cadence Pharmaceuticals, Inc. (a)(b)	8,100	89,586
	Cambrex Corp. (a)	9,885	62,275
	Caraco Pharmaceutical Laboratories Ltd. (a)	3,500	17,815
	China Sky One Medical, Inc. (a)(b)	3,800	50,122
	Cumberland Pharmaceuticals, Inc. (a)	2,500	40,475
	Depomed, Inc. (a)	17,300	75,601
	Durect Corp. (a)	27,200	72,624
	Hi-Tech Pharmacal Co., Inc. (a)	2,200	49,368
	Impax Laboratories, Inc. (a)	21,000	183,540
	Infinity Pharmaceuticals, Inc. (a)	6,800	42,364
	Inspire Pharmaceuticals, Inc. (a)	19,000	99,180
	Isis Pharmaceuticals, Inc. (a)(b)	31,489	458,795
	Ista Pharmaceuticals, Inc. (a)	12,300	54,858
	Javelin Pharmaceuticals, Inc. (a)	17,000	33,150
	K-V Pharmaceutical Co., Class A (a)	11,700	35,919

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lannett Co., Inc. (a)	2,900	$21,692
	MAP Pharmaceuticals, Inc. (a)	2,400	25,104
	Medicines Co. (a)	17,827	196,275
	Medicis Pharmaceutical Corp., Class A	18,800	401,380
	MiddleBrook Pharmaceuticals, Inc. (a)	12,300	14,145
	Obagi Medical Products, Inc. (a)	5,800	67,280
	Optimer Pharmaceuticals, Inc. (a)(b)	9,700	131,241
	Pain Therapeutics, Inc. (a)	11,800	59,708
	Par Pharmaceutical Cos., Inc. (a)	11,100	238,761
	Pozen, Inc. (a)	8,700	64,032
	Prestige Brands Holdings, Inc. (a)	11,200	78,848
	Questcor Pharmaceuticals, Inc. (a)	19,400	107,088
	SIGA Technologies, Inc. (a)	9,300	73,377
	Salix Pharmaceuticals Ltd. (a)	16,100	342,286
	Santarus, Inc. (a)	16,600	54,614
	Sciclone Pharmaceuticals, Inc. (a)	13,900	59,214
	Spectrum Pharmaceuticals, Inc. (a)	12,900	86,817
	SuperGen, Inc. (a)	18,700	49,929
	Vical, Inc. (a)	12,100	51,546
	Vivus, Inc. (a)	25,600	267,520
	Xenoport, Inc. (a)	9,600	203,808

			5,224,427

Photography - 0.1%	CPI Corp.	1,600	19,952
	Eastman Kodak Co. (b)	90,500	432,590

			452,542

Plastics - 0.0%	Spartech Corp.	10,354	111,513

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	11,112	158,235
	Maxwell Technologies, Inc. (a)	7,600	140,068
	Powell Industries, Inc. (a)	2,731	104,843
	Regal-Beloit Corp.	11,751	537,138
	Vicor Corp.	6,496	50,149

			990,433

Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	13,500	158,220
	Stillwater Mining Co. (a)	13,664	91,822

			250,042

Printing & Copying Services - 0.0%	Cenveo, Inc. (a)	16,300	112,796

Producer Durables: Miscellaneous - 0.1%	Blount International, Inc. (a)	13,000	123,110
	China Fire & Security Group, Inc. (a)	4,700	90,240

			213,350

Production Technology Equipment - 1.1%	ATMI, Inc. (a)(c)	10,657	193,425
	Brooks Automation, Inc. (a)	21,778	168,344
	Cognex Corp.	13,456	220,409
	Cohu, Inc.	7,918	107,368
	Cymer, Inc. (a)	9,400	365,284

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Electro Scientific Industries, Inc. (a)	9,161	$122,666
	Entegris, Inc. (a)	40,892	202,415
	FEI Co. (a)	12,855	316,876
	Intevac, Inc. (a)	7,400	99,456
	Kulicke & Soffa Industries, Inc. (a)	21,156	127,571
	MKS Instruments, Inc. (a)	16,600	320,214
	Photronics, Inc. (a)	15,479	73,370
	Rudolph Technologies, Inc. (a)	10,173	75,280
	Semitool, Inc. (a)	7,541	63,721
	Tessera Technologies, Inc. (a)	16,300	454,607
	Ultratech, Inc. (a)	6,790	89,832
	Veeco Instruments, Inc. (a)	10,927	254,818

			3,255,656

Publishing - 0.2%	Courier Corp.	3,350	50,753
	Dolan Media Co. (a)	9,900	118,701
	Journal Communications, Inc., Class A	13,200	48,576
	Martha Stewart Living Omnimedia, Inc., Class A (a)	8,982	56,227
	Primedia, Inc.	8,500	21,420
	Scholastic Corp.	8,060	196,180

			491,857

Radio & TV Broadcasters - 0.1%	Crown Media Holdings, Inc., Class A (a)	3,598	5,613
	Fisher Communications, Inc. (a)	2,000	36,360
	Lin TV Corp., Class A (a)	9,100	43,043
	Outdoor Channel Holdings, Inc. (a)	5,100	33,354
	Sinclair Broadcast Group, Inc., Class A	16,364	58,583

			176,953

Railroad Equipment - 0.1%	American Railcar Industries, Inc.	3,100	32,891
	Freightcar America, Inc.	3,500	85,050
	Greenbrier Cos., Inc.	5,800	67,918
	Portec Rail Products, Inc.	2,000	18,980

			204,839

Railroads - 0.1%	Genesee & Wyoming, Inc., Class A (a)	11,975	363,082

Real Estate - 0.2%	American Realty Investors, Inc. (a)	600	6,942
	Avatar Holdings, Inc. (a)	2,000	38,000
	China Housing & Land Development (a)(b)	9,600	36,960
	Consolidated-Tomoka Land Co.	1,900	72,770
	Forestar Group, Inc. (a)(b)	11,928	204,923
	Griffin Land & Nurseries, Inc.	1,000	32,000
	Tejon Ranch Co. (a)	3,615	92,833
	United Capital Corp. (a)	400	9,248

			493,676

Real Estate Investment Trusts (REITs) - 5.9%	Acadia Realty Trust (c)	13,413	202,134
	Agree Realty Corp.	2,600	59,618
	Alexander’s, Inc.	667	197,352
	American Campus Communities, Inc.	17,503	469,956

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	American Capital Agency Corp. (b)	3,700	$105,265
	Anthracite Capital, Inc. (b)(d)	25,600	26,880
	Anworth Mortgage Asset Corp.	34,400	271,072
	Ashford Hospitality Trust, Inc.	21,680	75,013
	Associated Estates Realty Corp.	4,900	47,138
	BioMed Realty Trust, Inc.	33,020	455,676
	CBL & Associates Properties, Inc. (b)	44,900	435,530
	CapLease, Inc.	15,000	60,450
	Capstead Mortgage Corp.	20,700	287,937
	Care Investment Trust, Inc.	3,900	29,913
	Cedar Shopping Centers, Inc.	13,200	85,140
	Cogdell Spencer, Inc.	9,300	44,640
	Colonial Properties Trust	16,500	160,545
	Cousins Properties, Inc. (b)	22,436	185,772
	Cypress Sharpridge Investments, Inc.	5,200	73,840
	DCT Industrial Trust, Inc.	65,310	333,734
	Developers Diversified Realty Corp. (b)	46,600	430,584
	DiamondRock Hospitality Co.	36,980	299,538
	Dupont Fabros Technology, Inc.	9,300	123,969
	Dynex Capital Corp.	3,500	29,505
	Eastgroup Properties, Inc.	8,427	322,080
	Education Realty Trust, Inc.	16,800	99,624
	Entertainment Properties Trust	11,980	408,997
	Equity Lifestyle Properties, Inc.	8,194	350,621
	Equity One, Inc. (b)	10,600	166,102
	Extra Space Storage, Inc.	29,150	307,532
	FelCor Lodging Trust, Inc.	21,870	99,071
	First Industrial Realty Trust, Inc.	14,900	78,225
	First Potomac Realty Trust	9,300	107,508
	Franklin Street Properties Corp.	20,900	273,790
	Getty Realty Corp.	5,800	142,332
	Gladstone Commercial Corp.	3,200	43,776
	Glimcher Realty Trust	16,956	62,229
	Government Properties Income Trust (a)	3,700	88,837
	Gramercy Capital Corp.	14,402	34,997
	Hatteras Financial Corp.	11,500	344,770
	Healthcare Realty Trust, Inc.	19,100	403,583
	Hersha Hospitality Trust	14,400	44,640
	Highwoods Properties, Inc.	23,900	751,655
	Home Properties, Inc.	11,120	479,161
	Inland Real Estate Corp.	22,900	200,604
	InvesCo. Mortgage Capital, Inc. (a)	2,800	61,180
	Investors Real Estate Trust	20,800	188,032
	iStar Financial, Inc. (b)	35,100	106,704
	Kilroy Realty Corp.	13,800	382,812
	Kite Realty Group Trust	13,140	54,794

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	LTC Properties, Inc.	7,900	$189,916
	LaSalle Hotel Properties	20,820	409,321
	Lexington Corporate Properties Trust	29,609	151,006
	MFA Financial, Inc.	91,500	728,340
	Medical Properties Trust, Inc.	27,100	211,651
	Mid-America Apartment Communities, Inc.	9,229	416,505
	Mission West Properties, Inc.	5,100	34,323
	Monmouth Real Estate Investment Corp., Class A	6,600	45,936
	National Health Investors, Inc.	8,629	273,108
	National Retail Properties, Inc.	26,875	577,006
	NorthStar Realty Finance Corp. (b)	20,163	70,772
	Omega Healthcare Investors, Inc.	27,900	446,958
	PS Business Parks, Inc.	5,708	292,935
	Parkway Properties, Inc.	7,404	145,859
	Pennsylvania Real Estate Investment Trust (b)	12,132	92,325
	Pennymac Mortgage Investment Trust (a)	4,700	93,577
	Post Properties, Inc.	14,986	269,748
	Potlatch Corp.	13,747	391,102
	RAIT Investment Trust	21,910	64,415
	Ramco-Gershenson Properties Trust	7,300	65,116
	Redwood Trust, Inc.	25,995	402,923
	Resource Capital Corp.	7,000	38,080
	Saul Centers, Inc.	2,022	64,906
	Sovran Self Storage, Inc.	7,680	233,702
	Starwood Property Trust, Inc.	12,600	255,150
	Strategic Hotel Capital, Inc.	21,350	55,296
	Sun Communities, Inc.	5,543	119,285
	Sunstone Hotel Investors, Inc.	25,321	179,779
	Tanger Factory Outlet Centers, Inc.	13,022	486,241
	Transcontinental Realty Investors, Inc. (a)	900	10,530
	U-Store-It Trust	25,170	157,313
	UMH Properties, Inc.	2,700	22,005
	Universal Health Realty Income Trust	3,927	127,824
	Urstadt Biddle Properties, Inc., Class A	6,900	100,671
	Walter Investment Management Corp.	6,300	100,926
	Washington Real Estate Investment Trust	19,765	569,232
	Winthrop Realty Trust	3,840	37,402

			18,026,041

Recreational Vehicles & Boats - 0.3%	Brunswick Corp.	29,900	358,202
	Drew Industries, Inc. (a)	6,300	136,647
	Marine Products Corp.	3,131	17,314
	Polaris Industries, Inc. (b)	10,200	415,956
	Winnebago Industries, Inc.	9,690	142,540

			1,070,659

Rental & Leasing Services: Consumer - 0.4%	Amerco, Inc. (a)	3,000	137,580
	Avis Budget Group, Inc. (a)	34,300	458,249

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dollar Thrifty Automotive Group, Inc. (a)	6,795	$167,089
	Rent-A-Center, Inc. (a)	21,000	396,480

			1,159,398

Restaurants - 1.3%	AFC Enterprises, Inc. (a)	8,400	70,728
	BJ’s Restaurants, Inc. (a)	6,500	97,435
	Benihana, Inc., Class A (a)	5,000	28,650
	Bob Evans Farms, Inc.	10,380	301,643
	Buffalo Wild Wings, Inc. (a)	5,550	230,935
	CEC Entertainment, Inc. (a)	7,750	200,415
	CKE Restaurants, Inc.	17,300	181,477
	California Pizza Kitchen, Inc. (a)	6,950	108,559
	Caribou Coffee Co., Inc. (a)	1,900	13,718
	Carrols Restaurant Group, Inc. (a)	3,400	25,704
	The Cheesecake Factory, Inc. (a)	19,200	355,584
	Cracker Barrel Old Country Store, Inc.	7,000	240,800
	Denny’s Corp. (a)	32,500	86,450
	DineEquity, Inc. (b)	5,948	147,213
	Domino’s Pizza, Inc. (a)	13,050	115,362
	Einstein Noah Restaurant Group, Inc. (a)	1,300	15,652
	Frisch’s Restaurants, Inc.	800	20,704
	Jack in the Box, Inc. (a)	18,236	373,656
	Krispy Kreme Doughnuts, Inc. (a)	19,800	70,686
	Landry’s Restaurants, Inc. (a)	2,096	22,008
	Luby’s, Inc. (a)	6,500	27,300
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,600	34,224
	O’Charleys, Inc.	6,384	59,818
	P.F. Chang’s China Bistro, Inc. (a)(b)	7,408	251,650
	Papa John’s International, Inc. (a)	7,396	181,720
	Red Robin Gourmet Burgers, Inc. (a)	4,700	95,974
	Ruby Tuesday, Inc. (a)	20,700	174,294
	Ruth’s Hospitality Group, Inc. (a)	6,700	28,274
	Sonic Corp. (a)	20,520	226,951
	The Steak n Shake Co. (a)(b)	7,828	92,136
	Texas Roadhouse, Inc., Class A (a)	16,900	179,478

			4,059,198

Scientific Instruments: Control & Filter - 0.6%	CIRCOR International, Inc.	5,800	163,908
	China Security & Surveillance Technology, Inc. (a)(b)	10,900	77,826
	ESCO Technologies, Inc. (a)	8,832	347,981
	Energy Recovery, Inc. (a)	12,000	69,840
	Flanders Corp. (a)	5,200	26,832
	The Gorman-Rupp Co.	4,897	121,984
	ICx Technologies, Inc. (a)	3,800	22,496
	L-1 Identity Solutions, Inc. (a)	24,928	174,247
	Mine Safety Appliances Co.	8,826	242,803
	PMFG, Inc. (a)	4,400	56,584

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RAE Systems, Inc. (a)	16,900	$18,590
	Robbins & Myers, Inc.	9,324	218,928
	Sun Hydraulics, Inc.	3,850	81,081
	Watts Water Technologies, Inc., Class A (b)	9,836	297,539
	X-Rite, Inc. (a)	11,100	22,311

			1,942,950

Scientific Instruments: Electrical - 1.0%	A.O. Smith Corp.	6,881	262,166
	AZZ, Inc. (a)	4,100	164,697
	Advanced Battery Technologies, Inc. (a)(b)	14,900	64,666
	American Superconductor Corp. (a)(b)	14,200	476,268
	Baldor Electric Co.	15,901	434,733
	Broadwind Energy, Inc. (a)(b)	10,300	81,267
	China BAK Battery, Inc. (a)	12,700	62,865
	DDi Corp. (a)	5,800	24,650
	Ener1, Inc. (a)(b)	15,700	108,644
	EnerSys (a)	12,800	283,136
	Franklin Electric Co., Inc.	7,860	225,346
	GrafTech International Ltd. (a)	40,444	594,527
	Littelfuse, Inc. (a)	7,360	193,126
	Preformed Line Products Co.	700	28,035
	SatCon Technology Corp. (a)	19,700	33,687
	Taser International, Inc. (a)	20,900	98,648
	Ultralife Batteries, Inc. (a)	4,200	25,452
	Valence Technology, Inc. (a)	17,300	31,140

			3,193,053

Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc.	4,500	174,105
	Faro Technologies, Inc. (a)	5,600	96,208
	Measurement Specialties, Inc. (a)	4,900	50,029
	Smartheat, Inc. (a)	2,200	26,114
	Zygo Corp. (a)	5,100	34,578

			381,034

Scientific Instruments: Pollution Control - 0.4%	American Ecology Corp.	6,400	119,680
	Clean Harbors, Inc. (a)	6,900	388,194
	Darling International, Inc. (a)	28,400	208,740
	EnergySolutions, Inc.	26,000	239,720
	Fuel Tech, Inc. (a)	6,300	70,560
	Heritage Crystal Clean, Inc. (a)	1,300	16,575
	Met-Pro Corp.	4,900	47,481
	Metalico, Inc. (a)	9,100	37,947
	Perma-Fix Environmental Services (a)	18,900	44,226
	Team, Inc. (a)	6,400	108,480
	Waste Services, Inc. (a)	5,033	23,252

			1,304,855

Securities Brokerage & Services - 1.0%	BGC Partners, Inc.	16,723	71,574
	E*Trade Financial Corp. (a)(b)	478,500	837,375

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	GFI Group, Inc.	21,900	$158,337
	Gladstone Investment Corp.	7,400	35,890
	International Assets Holding Corp., Inc. (a)	1,600	26,416
	KBW, Inc. (a)(b)	11,700	376,974
	Knight Capital Group, Inc., Class A (a)	30,000	652,500
	LaBranche & Co., Inc. (a)	19,800	67,320
	MF Global Ltd. (a)	32,600	237,002
	MarketAxess Holdings, Inc. (a)	10,700	128,935
	Penson Worldwide, Inc. (a)(b)	7,000	68,180
	SWS Group, Inc.	8,206	118,166
	TradeStation Group, Inc. (a)	10,900	88,835
	optionsXpress Holdings, Inc.	14,300	247,104

			3,114,608

Semiconductors & Components - 2.6%	Actel Corp. (a)	8,816	107,291
	Advanced Analogic Technologies, Inc. (a)	14,500	57,565
	Amkor Technology, Inc. (a)	37,000	254,560
	Anadigics, Inc. (a)	21,400	100,794
	Applied Micro Circuits Corp. (a)	22,100	220,779
	Atheros Communications, Inc. (a)	19,600	519,988
	Cavium Networks, Inc. (a)	12,100	259,787
	Ceva, Inc. (a)	6,700	72,025
	Cirrus Logic, Inc. (a)	19,300	107,308
	DSP Group, Inc. (a)	7,783	63,354
	Diodes, Inc. (a)	10,612	191,971
	Emcore Corp. (a)	25,500	33,150
	Entropic Communications, Inc. (a)	19,600	53,704
	Exar Corp. (a)	12,427	91,338
	Formfactor, Inc. (a)	16,900	404,248
	Hittite Microwave Corp. (a)	7,200	264,816
	IXYS Corp.	7,737	65,842
	Intellon Corp. (a)	8,100	57,429
	Kopin Corp. (a)	22,800	109,440
	Lattice Semiconductor Corp. (a)	38,400	86,400
	MIPS Technologies, Inc. (a)	14,900	56,173
	Micrel, Inc.	15,300	124,695
	Microsemi Corp. (a)	26,090	411,961
	Microtune, Inc. (a)	16,900	30,758
	Monolithic Power Systems, Inc. (a)	11,300	264,985
	Netlogic Microsystems, Inc. (a)	5,700	256,500
	Omnivision Technologies, Inc. (a)	15,800	257,224
	PLX Technology, Inc. (a)	11,300	38,081
	ParkerVision, Inc. (a)(b)	9,800	40,082
	Pericom Semiconductor Corp. (a)	9,093	89,202
	Power Integrations, Inc.	7,500	249,975
	RF Micro Devices, Inc. (a)	89,584	486,441

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rubicon Technology, Inc. (a)	4,200	$62,328
	Semtech Corp. (a)	20,500	348,705
	Sigma Designs, Inc. (a)	8,000	116,240
	Silicon Image, Inc. (a)	25,276	61,421
	Silicon Storage Technology, Inc. (a)	26,858	64,996
	Skyworks Solutions, Inc. (a)	54,133	716,721
	Standard Microsystems Corp. (a)	7,510	174,307
	Supertex, Inc. (a)	3,067	92,010
	Techwell, Inc. (a)	4,900	53,802
	Trident Microsystems, Inc. (a)	21,300	55,167
	TriQuint Semiconductor, Inc. (a)	47,736	368,522
	Virage Logic Corp. (a)	6,500	33,865
	Volterra Semiconductor Corp. (a)	6,800	124,916
	White Electronic Designs Corp. (a)	7,200	33,264
	Zoran Corp. (a)	17,508	201,692

			7,935,822

Shipping - 0.6%	American Commerical Lines, Inc. (a)	3,050	88,816
	DHT Maritime, Inc.	13,100	49,256
	Eagle Bulk Shipping, Inc. (b)	18,500	94,905
	Genco Shipping & Trading Ltd.	8,000	166,240
	General Maritime Corp. (a)	16,440	127,246
	Golar LNG Ltd.	11,600	128,296
	Gulfmark Offshore, Inc. (a)	7,900	258,646
	Horizon Lines, Inc., Class A	10,200	64,770
	International Shipholding Corp.	1,900	58,539
	Knightsbridge Tankers Ltd.	5,700	74,328
	Nordic American Tanker Shipping Ltd. (b)	14,200	420,036
	Ship Finance International Ltd.	15,100	185,579
	TBS International Ltd. (a)	5,100	44,370
	Teekay Tankers Ltd., Class A	2,100	17,535
	Ultrapetrol Bahamas Ltd. (a)	7,300	35,916

			1,814,478

Steel - 0.1%	China Precision Steel, Inc. (a)(b)	12,200	33,184
	General Steel Holdings, Inc. (a)(b)	4,500	17,505
	Olympic Steel, Inc.	2,600	74,594
	Sutor Technology Group Ltd. (a)	2,600	8,216
	Universal Stainless & Alloy Products, Inc. (a)	2,300	41,975

			175,474

Sugar - 0.0%	Imperial Sugar Co. New Shares	3,400	43,112

Synthetic Fibers & Chemicals - 0.0%	Zoltek Cos., Inc. (a)(b)	9,300	97,650

Technology: Miscellaneous - 0.3%	Benchmark Electronics, Inc. (a)	22,329	401,922
	CTS Corp.	11,368	105,722
	LaBarge, Inc. (a)	4,000	45,000
	Plexus Corp. (a)	13,398	352,903

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Vocus, Inc. (a)	5,600	$116,984

			1,022,531

Telecommunications Equipment - 0.5%	ADC Telecommunications, Inc. (a)	31,200	260,208
	Applied Signal Technology, Inc.	3,600	83,772
	Arris Group, Inc. (a)	41,900	545,119
	Cogo Group, Inc. (a)	7,900	48,348
	Communications System, Inc.	1,800	21,024
	Mastec, Inc. (a)	17,400	211,410
	OpNext, Inc. (a)	9,100	26,663
	Powerwave Technologies, Inc. (a)	41,877	67,003
	Symmetricom, Inc. (a)	15,300	79,254
	UTStarcom, Inc. (a)	36,500	76,285

			1,419,086

Textile Products - 0.1%	Interface, Inc., Class A	17,121	142,104
	Unifi, Inc. (a)	14,600	46,720

			188,824

Textiles Apparel & Shoes - 2.0%	American Apparel, Inc. (a)	11,500	40,365
	Carter’s, Inc. (a)	18,200	485,940
	Cherokee, Inc.	2,600	62,322
	Columbia Sportswear Co.	3,800	156,408
	Crocs, Inc. (a)	28,300	188,195
	Deckers Outdoor Corp. (a)	4,200	356,370
	FGX International Holdings Ltd. (a)	4,600	64,170
	G-III Apparel Group, Ltd. (a)	4,400	62,260
	Iconix Brand Group, Inc. (a)	23,500	293,045
	J. Crew Group, Inc. (a)	16,770	600,701
	Jones Apparel Group, Inc.	28,700	514,591
	K-Swiss, Inc., Class A	8,796	77,317
	Kenneth Cole Productions, Inc., Class A	1,492	14,965
	Liz Claiborne, Inc. (b)	33,200	163,676
	lululemon athletica, inc. (a)	13,600	309,400
	Maidenform Brands, Inc. (a)	6,000	96,360
	Oxford Industries, Inc.	4,642	91,447
	Perry Ellis International, Inc. (a)	2,550	40,902
	Quiksilver, Inc. (a)	43,300	119,075
	Skechers U.S.A., Inc., Class A (a)	11,255	192,911
	Steven Madden Ltd. (a)	5,068	186,553
	Timberland Co., Class A (a)	14,400	200,448
	True Religion Apparel, Inc. (a)(b)	8,700	225,591
	Under Armour, Inc., Class A (a)(b)	11,200	311,696
	Volcom, Inc. (a)	6,100	100,528
	The Warnaco Group, Inc. (a)	14,800	649,128
	Weyco Group, Inc.	2,200	50,380
	Wolverine World Wide, Inc.	16,608	412,543

			6,067,287

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 0.2%	Alliance One International, Inc. (a)	26,955	$120,758
	Star Scientific, Inc. (a)	24,400	22,692
	Universal Corp.	7,856	328,538
	Vector Group Ltd.	13,326	207,612

			679,600

Toys - 0.1%	Jakks Pacific, Inc. (a)	9,430	135,038
	Leapfrog Enterprises, Inc. (a)	11,446	47,043
	RC2 Corp. (a)	6,513	92,810

			274,891

Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	2,900	47,357
	HUB Group, Inc., Class A (a)	12,800	292,480
	Odyssey Marine Exploration, Inc. (a)	17,400	32,364
	Pacer International, Inc.	9,300	35,898
	Textainer Group Holdings Ltd.	2,866	45,885
	Todd Shipyards Corp.	2,300	37,812

			491,796

Truckers - 0.6%	Arkansas Best Corp.	7,941	237,754
	Celadon Group, Inc. (a)	7,500	84,825
	Forward Air Corp.	9,732	225,296
	Heartland Express, Inc.	17,773	255,931
	Knight Transportation, Inc. (b)	19,262	323,216
	Marten Transport Ltd. (a)	5,250	89,565
	Old Dominion Freight Line, Inc. (a)	8,825	268,545
	Patriot Transportation Holding, Inc. (a)	400	30,200
	Saia, Inc. (a)	4,481	72,054
	USA Truck, Inc. (a)	3,000	38,100
	Universal Truckload Services, Inc.	1,821	30,065
	Werner Enterprises, Inc.	13,200	245,916
	YRC Worldwide, Inc. (a)(b)	17,500	77,875

			1,979,342

Utilities: Electrical - 1.7%	Allete, Inc. (c)	9,366	314,417
	Avista Corp.	18,375	371,542
	Black Hills Corp.	13,100	329,727
	CH Energy Group, Inc.	5,389	238,787
	Central Vermont Public Service Corp.	3,800	73,340
	Cleco Corp.	20,367	510,804
	El Paso Electric Co. (a)	15,208	268,725
	The Empire District Electric Co.	11,568	209,265
	IDACORP, Inc.	15,800	454,882
	MGE Energy, Inc.	7,745	282,538
	NorthWestern Corp.	12,200	298,046
	Otter Tail Corp.	12,286	294,004
	PNM Resources, Inc.	29,100	339,888
	Pike Electric Corp. (a)	5,600	67,088
	Portland General Electric Co.	24,000	473,280

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UIL Holdings Corp.	9,667	$255,112
	Unisource Energy Corp.	11,283	346,952
	Unitil Corp.	3,900	87,555

			5,215,952

Utilities: Gas Distributors - 1.2%	Chesapeake Utilities Corp.	2,300	71,277
	Florida Public Utilities Co.	1,900	23,085
	The Laclede Group, Inc.	6,948	223,448
	New Jersey Resources Corp.	13,461	488,769
	Nicor, Inc.	14,700	537,873
	Northwest Natural Gas Co.	8,999	374,898
	Piedmont Natural Gas Co.	24,800	593,712
	South Jersey Industries, Inc.	9,432	332,950
	Southwest Gas Corp.	14,990	383,444
	WGL Holdings, Inc.	16,900	560,066

			3,589,522

Utilities: Telecommunications - 1.1%	Alaska Communications Systems Group, Inc.	14,900	137,825
	Atlantic Tele-Network, Inc.	3,000	160,260
	Cbeyond Communications, Inc. (a)	7,700	124,201
	Centennial Communications Corp. (a)	29,226	233,223
	Cincinnati Bell, Inc. (a)	73,400	256,900
	Cogent Communications Group, Inc. (a)	15,000	169,500
	Consolidated Communications Holdings, Inc.	7,935	127,039
	D&E Communications, Inc.	4,900	56,301
	FairPoint Communications, Inc.	30,293	12,420
	General Communication, Inc., Class A (a)	15,039	103,168
	Global Crossing Ltd. (a)	9,800	140,140
	HickoryTech Corp.	4,000	34,200
	Ibasis, Inc. (a)	8,600	18,232
	Incontact, Inc. (a)	8,200	24,436
	Iowa Telecommunications Services, Inc.	9,600	120,960
	iPCS, Inc. (a)	5,800	100,920
	j2 Global Communications, Inc. (a)	14,200	326,742
	NTELOS Holdings Corp.	10,200	180,132
	Neutral Tandem, Inc. (a)	10,300	234,428
	PAETEC Holding Corp. (a)	41,220	159,521
	Premiere Global Services, Inc. (a)	20,500	170,355
	RCN Corp. (a)	12,300	114,390
	Shenandoah Telecom Co.	8,000	143,600
	SureWest Communications (a)(b)	5,300	65,826
	USA Mobility, Inc.	7,920	102,010
	Virgin Mobile USA, Inc. (a)	12,900	64,500

			3,381,229

Utilities: Water - 0.3%	American States Water Co.	6,085	220,155
	Artesian Resources Corp., Class A	2,600	43,732
	California Water Service Group	6,696	260,742

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Connecticut Water Service, Inc.	2,900	$64,931
	Consolidated Water Co., Inc.	4,900	80,017
	Middlesex Water Co.	4,500	67,860
	Pennichuck Corp.	1,400	30,464
	SJW Corp.	4,348	99,352
	Southwest Water Co.	8,283	40,752
	York Water Co.	4,300	59,598

			967,603

Wholesale & International Trade - 0.3%	Brightpoint, Inc. (a)	16,930	148,138
	Chindex International, Inc. (a)	4,500	56,610
	Houston Wire & Cable Co.	5,900	65,195
	MWI Veterinary Supply, Inc. (a)	3,800	151,810
	United Stationers, Inc. (a)	8,069	384,165

			805,918

	Total Common Stocks - 96.8%		296,625,997

	Investment Companies

	BlackRock Kelso Capital Corp. (d)	4,200	31,164
	Gladstone Capital Corp.	7,000	62,510
	Hercules Technology Growth Capital, Inc.	11,562	113,539
	Kayne Anderson Energy Development Co.	3,400	44,982
	Pennantpark Investment Corp.	7,200	58,392
	Prospect Capital Corp. (b)	15,700	168,147

	Total Investment Companies - 0.1%		478,734

	Other Interests (e)	Beneficial Interest (000)

Oil: Crude Producers - 0.0%	PetroCorp, Inc. (Escrow Shares) (a)	$1	—

	Total Other Interests - 0.0%		—

	Warrants (f)	Shares

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (b)(g)	180	—

Communications Technology -0.0%	Lantronix, Inc. (expires 2/09/11)	138	—

	Total Warrants - 0.0%		—

	Total Long-Term Investments (Cost - $236,276,133) - 96.9%		297,104,731

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (d)(h)	8,789,782	8,789,782

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(h)(i)	$30,062	30,061,979

	Total Short-Term Securities (Cost - $38,851,761) - 12.7%		38,851,761

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $275,127,894*) - 109.6%	$335,956,492
Liabilities in Excess of Other Assets - (9.6)%	(29,406,471)

Net Assets - 100.0%	$306,550,021

*	The cost and unrealized appreciation (depreciation) of investments as September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$295,492,406

Gross unrealized appreciation	$74,926,646
Gross unrealized depreciation	(34,462,560)

Net unrealized appreciation	$40,464,086

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.*	$16,102		$133,165		$(122,940)	—
BlackRock Kelso Capital Corp.	$11,712		$38,353		$(16,689)	$2,528
BlackRock Liquidity Funds, TempFund	$8,789,782	**	—		—	$21,806
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$33,514,609	***	—	$37,514
BlackRock Liquidity Series, LLC Money Market Series	$5,417,777	**	—		—	$392,107

*	No longer an affiliate as of 9/30/09.

**	Represents net purchase cost.

***	Represents net sale cost.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	—	—

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

150	Russell 2000 ICE MINI	December 2009	$9,016,386	$28,614

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$297,104,647
Short-Term Securities	8,789,782

305,894,429

Level 2 - Short-Term Securities	30,061,979
Level 3 - Long-Term Investments
Asset Management & Custodian	84

Total	$335,956,492

[1]	See above Schedule of Investments for values in each industry excluding industries in Level 2 and Level 3 within the table.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$28,614
Level 2	—
Level 3	—

Total	$28,614

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Asset Management & Custodian

Balance, as of December 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation
Net purchases (sales)	—
Net transfer in	84

Balance, as of September 30, 2009	$84

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2009